UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5034

SALOMON FUNDS TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.


June 30, 2004

SEMI-ANNUAL
REPORT

                               [GRAPHIC OMITTED]

                        Salomon Brothers Asset Management

                                        o  National Tax Free Bond Fund
Salomon Brothers                        o  California Tax Free Bond Fund
                                        o  New York Tax Free Bond Fund
                                        o  Mid Cap Fund

    ========
    SALOMON
    --------
    BROTHERS
    ========             -------------------------------------------------------
ASSET MANAGEMENT         NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
                         -------------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Letter from the Chairman ................................................      1

Schedules of Investments ................................................      5

Statements of Assets and Liabilities ....................................     16

Statements of Operations ................................................     17

Statements of Changes in Net Assets .....................................     18

Notes to Financial Statements ...........................................     20

Financial Highlights ....................................................     27

--------------------------------------------------------------------------------
Letter from the Chairman
--------------------------------------------------------------------------------

                                                                 [PHOTO OMITTED]
                                                              R. JAY GERKEN, CFA
                                                         Chairman, President and
                                                         Chief Executive Officer

DEAR SHAREHOLDER,

Both the stock and bond markets changed gears during the first half of this year, due largely to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates and inflation, and the presidential election. The good news -- solid corporate earnings, the improving economy and renewed job growth, and the still low level of interest rates -- was largely ignored. As a result, stock market returns for the first six months of 2004 were generally modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half was largely in line with that of the broad U.S. market.

Although the bond market got off to a formidable start, it experienced a pullback in the spring due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth, helping maintain a balance between steady growth and the inflation that generally accompanies it. Given that the economy appeared to be humming along at a healthy pace, as was widely expected the central bank edged up its federal funds rate(i) target from a four-decade low to 1.25% at the end of June.

Over the six-month period, intermediate-term municipal bonds, particularly those of seven- to 10-year maturities, succumbed to more pricing pressure than 15- to 20-year issues and short-term notes, but all these maturity classes held up better than bonds with longer maturities in excess of 22 years.(ii) The California index component of the broader Lehman Brothers Municipal Bond Index held up better than the broader market, returning -0.24% versus -0.68% for the broader index. However, the New York index component of the Lehman Brothers Municipal Bond Index performed essentially in line with the broader market with a return of -0.73%.

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Index(iii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.

PERFORMANCE REVIEW

NATIONAL TAX FREE BOND FUND

Within this environment, the fund performed as follows: For the six months ended June 30, 2004, Class A shares of the Salomon Brothers National Tax Free Bond Fund, excluding sales charges, returned -1.43%. These shares underperformed the fund's unmanaged benchmark, the Lehman Brothers Municipal 4 Years Plus Bond Index,(iv) which returned -0.77% for the same period. They also underperformed the fund's Lipper general municipal debt funds category average, which returned -0.99% for the same period.(1)

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 302 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

CALIFORNIA TAX FREE BOND FUND

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers California Tax Free Bond Fund, excluding sales charges, returned -1.31%. These shares underperformed the fund's unmanaged benchmark, the Lehman Brothers California 4 Years Plus Bond Index,(v) which returned -0.28% for the same period. They also underperformed the fund's Lipper California municipal debt funds category average, which returned -0.96 % for the same period.(2)

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

NEW YORK TAX FREE BOND FUND

SPECIAL SHAREHOLDER NOTICE

Effective June 30, 2004, the fund compares its performance to the Lehman Brothers Municipal Bond Index, a broad based unmanaged index of municipal bonds, and to an additional index, the Lehman Brothers NY 4+ Year Municipal Bond Index.(vi)

For the six months ended June 30, 2004, Class A shares of the Salomon Brothers New York Tax Free Bond Fund, excluding sales charges, returned -1.48%. These shares underperformed the fund's unmanaged benchmark, the Lehman Brothers Municipal Bond Index,(vii) which returned -0.68%, and its subcomponent Lehman Brothers New York municipal bond index, which returned -0.73% for the same period.(viii) In addition, the fund underperformed the Lehman Brothers NY 4+ Year Municipal Bond Index, which returned -0.77%. They also underperformed the fund's Lipper New York municipal debt funds category average, which returned -1.21%.(3)

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

MID CAP FUND

For the six months ended June 30, 2004, Class A shares of the Mid Cap Fund, excluding sales charges, returned 7.87%. These shares outperformed the fund's unmanaged benchmark, the S&P Midcap 400 Index, which returned 6.08% for the same period. They also outperformed the fund's Lipper mid-cap core funds category average, which returned 5.55% for the same period.(4)

SPECIAL SHAREHOLDER NOTICE

On February 2, 2004, the initial sales charges on Class 2 shares were eliminated. Effective April 29, 2004, Class 2 shares were renamed Class C shares.

(2) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 128 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

(3) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 108 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

(4) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 335 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                               AS OF JUNE 30, 2004
                            (EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
                                                                        6 MONTHS
--------------------------------------------------------------------------------
National Tax Free Bond Fund -- Class A Shares                            -1.43%
--------------------------------------------------------------------------------
Lehman Brothers Municipal 4 Years Plus Bond Index                        -0.77%
--------------------------------------------------------------------------------
Lipper General Municipal Debt Funds Category Average                     -0.99%
--------------------------------------------------------------------------------
SEC Yield                                                                 3.56%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
California Tax Free Bond Fund -- Class A Shares                          -1.31%
--------------------------------------------------------------------------------
Lehman Brothers California 4 Years Plus Bond Index                       -0.28%
--------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Category Average                  -0.96%
--------------------------------------------------------------------------------
SEC Yield                                                                 3.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
New York Tax Free Bond Fund -- Class A Shares                            -1.48%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index                                     -0.68%
--------------------------------------------------------------------------------
Lehman Brothers NY 4+ Year Municipal Bond Index                          -0.77%
--------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Category Average                    -1.21%
--------------------------------------------------------------------------------
SEC Yield                                                                 3.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mid Cap Fund -- Class A Shares                                            7.87%
--------------------------------------------------------------------------------
S&P Midcap 400 Index                                                      6.08%
--------------------------------------------------------------------------------
Lipper Mid-Cap Core Funds Category Average                                5.55%
--------------------------------------------------------------------------------

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT www.sbam.com.

THE FUND YIELDS REFLECT VOLUNTARY FEE WAIVERS AND REIMBURSEMENTS, WHICH MAY BE REDUCED OR TERMINATED AT ANY TIME. WITHOUT THESE FEE WAIVERS AND REIMBURSEMENTS THE YIELD ON THE NATIONAL TAX FREE BOND FUND, THE CALIFORNIA TAX FREE BOND FUND AND THE NEW YORK TAX FREE BOND FUND WOULD HAVE BEEN 3.04%, 2.21% AND 3.31%, RESPECTIVELY. IN THE ABSENCE OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF ANY, THE TOTAL RETURN OF THE MID CAP FUND WOULD BE REDUCED.

CLASS A SHARE RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS.

National Tax Free Bond Fund: Excluding sales charges, Class B shares returned -1.80%, Class C shares returned -1.68% and Class O shares returned -1.30% over the six months ended June 30, 2004.

California Tax Free Bond Fund: Excluding sales charges, Class B shares returned -1.67%, Class C shares returned -1.55% and Class O shares returned -1.15% over the six months ended June 30, 2004.

New York Tax Free Bond Fund: Excluding sales charges, Class B shares returned -1.85%, Class C shares returned -1.73% and Class O shares returned -1.36% over the six months ended June 30, 2004.

Mid Cap Fund: Excluding sales charges, Class B shares returned 7.50%, Class C shares returned 7.54% and Class O shares returned 8.11% over the six months ended June 30, 2004.

--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily with the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

JULY 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Interest rate increases, causing the prices of fixed income securities to decline, would reduce the value of the fund's share price.

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Interest rate increases, causing the prices of fixed income securities to decline, would reduce the value of the fund's share price.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Interest rate increases, causing the prices of fixed income securities to decline, would reduce the value of the fund's share price.

SALOMON BROTHERS MID CAP FUND: Investments in mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii) Source: Based upon Lehman Brothers index performance data for each respective maturity category of municipal bonds.
(iii) Source: June 2004 Consumer Confidence Index, The Conference Board.
(iv) The Lehman Brothers Municipal 4 Years Plus Bond Index is a broad measure of the municipal bond market with maturities of at least four years.
(v) The Lehman Brothers California Municipal 4 Years Plus Bond Index is a broad measure of the California municipal bond market with maturities of at least four years.
(vi) The Lehman Brothers NY 4+ Year Index is a market value-weighted index of New York fixed-rate investment grade municipal bonds with maturities of at least four years.
(vii) The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
(viii) Source: Lehman Brothers. This subindex is a broad measure of the market for New York municipal bonds with maturities of at least one year.

--------------------------------------------------------------------------------
Schedules of Investments
--------------------------------------------------------------------------------

June 30, 2004 (unaudited)

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT     RATING(a)                                           SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 98.4%

AVIATION -- 0.8%
$    60,000     Aaa           Austin, TX, Airport System Revenue, Series A, MBIA-Insured, Pre-Refunded -- Escrowed to
                                maturity with state and local government securities, 6.500% due 11/15/05 ..............  $    63,598
    250,000     Aaa           Miami, Dade County, FL Aviation Revenue, Miami International Airport,
                                Series A, FGIC-Insured, 5.550% due 10/1/13 ............................................      267,700
                                                                                                                         -----------
                                                                                                                             331,298
                                                                                                                         -----------
EDUCATION -- 6.6%
  1,000,000     Aaa           Larimer, CO County School District No. R-001 Poudre, MBIA-Insured, 5.750% due 12/15/17 ..    1,127,240
    105,000     A++           Mississippi Higher Education Student Loan, Sub-Series C, 6.050% due 9/1/07 ..............      105,781
    250,000     A1            New York State Dormitory Authority Lease Revenue, State University Dorm Facilities,
                                Series A, 6.000% due 7/1/14 ...........................................................      282,485
  1,150,000     Aaa           Northside, TX ISD, Refunding, PSFG, 6.000% due 8/15/16 ..................................    1,296,050
                                                                                                                         -----------
                                                                                                                           2,811,556
                                                                                                                         -----------
GENERAL OBLIGATION -- 37.5%
  1,000,000     Aa1           Boulder, CO Open Space Acquisition, 5.500% due 8/15/17 ..................................    1,076,610
  1,000,000     Aa3           California State Economic Recovery, Series A, 5.000% due 7/1/17 .........................    1,034,530
    500,000     Aa3           Connecticut State, Series B, 5.500% due 6/15/15 .........................................      561,065
    250,000     Aaa           Cook County, IL Refunding, Series A, MBIA-Insured, 5.625% due 11/15/16 ..................      271,895
  1,605,000     Aaa           Georgia State, Series D, 5.800% due 11/1/16 .............................................    1,800,184
  1,100,000     Aaa           Hidalgo County , TX Certificates of Obligation, FGIC-Insured, 5.500% due 8/15/16 ........    1,197,361
    915,000     Aaa           Houston, TX Pre-Refunded, Public Improvement, FSA-Insured, 5.750% due 3/1/17 ............    1,035,057
     85,000     Aaa           Houston, TX Unrefunded Balance, Public Improvement, FSA-Insured, 5.750% due 3/1/17 ......       93,328
  1,500,000     Aaa           Illinois State, First Series, FGIC-Insured, 6.100% due 1/1/20 ...........................    1,670,175
                              Massachusetts State, Construction Loan:
  3,900,000     Aa2             Series A, 6.000% due 2/1/14 ...........................................................    4,459,845
  2,000,000     Aa2             Series B, 6.000% due 6/1/15 ...........................................................    2,273,620
    500,000     Aaa           Snohomish County, WA School District No. 2, FSA-Insured, 5.500% due 12/1/16 .............      545,765
                                                                                                                         -----------
                                                                                                                          16,019,435
                                                                                                                         -----------
HEALTHCARE -- 1.2%
    500,000     BBB+*         Indiana Health Facility Finance Authority, Hospital Revenue, Refunding, Hancock Memorial
                                Hospital Health Services, 5.800% due 8/15/06 ..........................................      523,885
                                                                                                                         -----------
HOUSING -- 1.2%
     50,000     Aaa           Florida Housing Finance Agency, SFM, Series A, FNMA/GNMA-Collateralized,
                                6.150% due 7/1/06 .....................................................................       51,264
     90,000     Aaa           Iowa Finance Authority Single Family Revenue, Mortgage Backed Securities Program,
                                Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13 .................................       93,590
    250,000     Aa1           Maine State Housing Authority Mortgage Purchase Revenue, Series A, 5.950% due 11/15/11 ..      258,180
    125,000     Aa2           North Dakota State Housing Finance Agency Revenue, Refunding, Housing Finance Program,
                                Home Mortgage, Series A, 6.100% due 7/1/13 ............................................      126,119
                                                                                                                         -----------
                                                                                                                             529,153
                                                                                                                         -----------
MISCELLANEOUS -- 4.4%
    165,000     Aa2           Missouri State Regional Convention & Sports Complex Authority,
                                (Convention & Sports Facilities Project A-1), 5.000% due 8/15/05 ......................      171,024
  1,500,000     Aaa           New Jersey Sports & Exposition Authority Contract, Series A, MBIA-Insured, 6.000%
                                due 3/1/15 ............................................................................    1,680,945
                                                                                                                         -----------
                                                                                                                           1,851,969
                                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments
(unaudited) (continued)

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT     RATING(a)                                           SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
POWER -- 3.2%
$   750,000     Aaa           Energy Northwest WA Electric Revenue, Colombia Generating, Series A, FSA-Insured,
                                5.500% due 7/1/16 .....................................................................  $   803,752
    500,000     Aaa           Tacoma, WA Electric System Revenue, Refunding, Series A, FSA-Insured, 5.750% due 1/1/16 .      548,615
                                                                                                                         -----------
                                                                                                                           1,352,367
                                                                                                                         -----------
SALES TAX -- 4.1%
  1,300,000     Aaa           Hamilton County, OH Sales Tax, Sub-Series B, AMBAC-Insured, 5.750% due 12/1/17 ..........    1,438,931
    265,000     Aa2           New York City, NY Transitional Finance Authority Revenue, Future Tax Secured,
                                Unrefunded, Series B, 6.125% due 11/15/14 .............................................      301,141
                                                                                                                         -----------
                                                                                                                           1,740,072
                                                                                                                         -----------
TRANSPORTATION -- 28.3%
  1,000,000     Aaa           Chicago, IL O'Hare International Airport Revenue, Series A-2, 5.750% due 1/1/19 .........    1,062,310
  2,500,000     Aaa           Massachusetts Bay Transportation Authority, General Transportation System, Series A,
                                5.500% due 3/1/15 .....................................................................    2,772,150
  2,750,000     Aaa           Metropolitan Transit Authority, NY Transit Revenue, Series A, AMBAC-Insured,
                                5.500% due 11/15/15 ...................................................................    3,019,995
  1,500,000     Aaa           Miami, Dade County, FL County Expressway Authority Toll System Revenue, FGIC-Insured,
                                6.000% due 7/1/13 .....................................................................    1,704,420
  1,500,000     Aaa           New Jersey EDA Revenue (Transportation Project), Series A, FSA-Insured,
                                5.750% due 5/1/13 .....................................................................    1,670,205
  1,750,000     Aa1           New York State Thruway Authority, State Personal Income Tax Revenue, Series A, 5.500%
                                due 3/15/20 ...........................................................................    1,866,113
                                                                                                                         -----------
                                                                                                                          12,095,193
                                                                                                                         -----------
WATER & SEWER -- 11.1%
    500,000     Aaa           California State Department of Water & Residential Power Supply Revenue, Series A,
                                MBIA-Insured, 6.000% due 5/1/15 .......................................................      564,465
  2,280,000     Aaa           Kansas State, Development Finance Authority Revenue, Public Water Supply, Revolving
                                Loan-2, AMBAC-Insured, 5.750% due 4/1/14 ..............................................    2,535,337
    280,000     Aaa           Passaic Valley, NJ Sewer Commissioners, Pre-Refunded, Sewer System, Series D,
                                AMBAC-Insured, 5.750% due 12/1/07 .....................................................      307,387
  1,165,000     Aaa           Pueblo, CO Board of Waterworks Revenue, Improvement, Series A, FSA-Insured,
                                6.000% due 11/1/15 ....................................................................    1,316,788
                                                                                                                         -----------
                                                                                                                           4,723,977
                                                                                                                         -----------
                              TOTAL MUNICIPAL BONDS & NOTES
                              (Cost -- $39,600,070) ...................................................................   41,978,905
                                                                                                                         -----------

VARIABLE RATE DEMAND NOTE (b) -- 1.6%

TRANSPORTATION -- 1.6%
    700,000     VMIG 1        Kansas State Department, Transportation Highway Revenue, Series B-1,
                                1.020% due 9/1/20 (Cost -- $700,000) ..................................................      700,000
                                                                                                                         -----------
                              TOTAL INVESTMENTS -- 100.0%
                              (Cost -- $40,300,070**) .................................................................  $42,678,905
                                                                                                                         ===========

----------
(a) All ratings are by Moody's Investors Service, except for those which are identified by an asterisk (*), are rated by Standard & Poor's Ratings Service and those identified by a double dagger (++), which are rated by Fitch Ratings.
(b) Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than seven days notice.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 14 and 15 for definitions of ratings and certain abbreviations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments
(unaudited) (continued)

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT     RATING(a)                                           SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 95.5%

GENERAL OBLIGATION -- 24.4%
$ 1,000,000     Aaa           Glendale, CA Unified School District, Series C, FSA-Insured, 5.750% due 9/1/13 ..........  $ 1,114,560
    250,000     Aaa           Placer, CA Union High School District, Series A, FGIC-Insured, 6.000% due 8/1/14 ........      278,122
    575,000     Aaa           Pomona, CA Unified School District, Refunding, Series A, MBIA-Insured, 6.500% due 8/1/19       662,630
    625,000     Aaa           San Bernardino, CA City University School District, Series A, FGIC-Insured, 5.625%
                                due 8/1/15 ............................................................................      689,281
                                                                                                                         -----------
                                                                                                                           2,744,593
                                                                                                                         -----------
HOUSING -- 11.7%
                              California Housing Finance Agency:
  1,000,000     Aaa             Revenue, MFH III, Series A, 5.850% due 8/1/17 .........................................    1,037,190
    265,000     Aa3             SFM Purchase, AMT, Series A-2, Class III, 4.800% due 8/1/12 ...........................      269,195
                                                                                                                         -----------
                                                                                                                           1,306,385
                                                                                                                         -----------
MISCELLANEOUS -- 2.5%
    250,000     Aa3           Sacramento County, CA Sanitation District Finance Authority Revenue,
                                Series A, 6.000% due 12/1/14 ..........................................................      278,428
                                                                                                                         -----------
TRANSPORTATION -- 25.0%
  2,000,000     Aaa           Intermodal Container Transfer Facility, Joint Powers Authority Revenue,
                                Series A, AMBAC-Insured, 5.750% due 11/1/14 ...........................................    2,289,780
    500,000     Aaa           Long Beach, CA Highway and Bridge Revenue, AMT, Series B, MBIA-Insured,
                                4.000% due 5/15/07 ....................................................................      516,775
                                                                                                                         -----------
                                                                                                                           2,806,555
                                                                                                                         -----------
WATER & SEWER -- 31.9%
  1,000,000     Aaa           Fresno, CA Sewer Revenue, Series A-1, AMBAC-Insured, 6.250% due 9/1/14 ..................    1,175,210
  1,500,000     Aaa           Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, MBIA-Insured, 6.250%
                                due 7/1/13 ............................................................................    1,768,785
    560,000     Aa3           San Diego County, CA Water Authority Revenue, COP, Series A, 5.750% due 5/1/12 ..........      631,624
                                                                                                                         -----------
                                                                                                                           3,575,619
                                                                                                                         -----------
                              TOTAL MUNICIPAL BONDS & NOTES
                              (Cost -- $9,918,740) ....................................................................   10,711,580
                                                                                                                         -----------

VARIABLE RATE DEMAND NOTE (b) -- 4.5%

WATER & SEWER -- 4.5%
    500,000     VMIG 1        California Health Facilities Finance Authority Revenue, Adventist Hospital,
                                Series A-1, MBIA-Insured, 1.200% due 5/1/33 (Cost -- $500,000)                               500,000
                                                                                                                         -----------
                              TOTAL INVESTMENTS -- 100.0%
                              (Cost -- $10,418,740*) ..................................................................  $11,211,580
                                                                                                                         ===========

----------
(a)   All securities are rated by Moody's Investors Service.
(b) Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than seven days notice.
*     Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 14 and 15 for definitions of ratings and certain abbreviations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments
(unaudited) (continued)

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT     RATING(a)                                           SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 98.7%

EDUCATION -- 27.2%
                              New York State Dormitory Authority Revenue:
$ 3,000,000     Aaa             AMBAC-Insured, 5.750% due 7/1/18 ...................................................... $  3,416,280
  1,000,000     Aaa             Columbia University, Series B, 5.375% due 7/1/15 ......................................    1,093,920
  2,000,000     A3              Court Facilities, Series A, 5.000% due 5/15/08 ........................................    2,123,640
  2,000,000     AA-*            Mental Health Services Facilities, Series C-1, 5.000% due 2/15/07 .....................    2,108,320
    825,000     AAA             Municipal Health Facilities Program, Series 1, FSA-insured, 5.500% due 1/15/14 ........      895,397
                                New York University, Series A, MBIA-Insured:
  1,000,000     Aaa               5.750% due 7/1/15 ...................................................................    1,135,280
  6,300,000     Aaa               5.750% due 7/1/27 ...................................................................    7,033,635
  2,500,000     Aaa             North Shore University Hospital, 5.500% due 11/1/14 ...................................    2,800,875
  1,500,000     Aaa             School District Financing Program, Series A, 5.750% due 10/1/17 .......................    1,659,270
                                State University:
  1,070,000     Aaa               Adult Facilities, Series C, 5.750% due 5/15/17 ......................................    1,219,682
                                  Dorm Facilities:
  1,160,000     A1                  Series A, 6.000% due 7/1/15 .......................................................    1,308,062
  1,515,000     Aaa                 Series C, MBIA-Insured, 5.750% due 7/1/13 .........................................    1,680,256
  2,030,000     A3                Education Facilities, Series B, 5.250% due 5/15/13 ..................................    2,198,693
                                                                                                                        ------------
                                                                                                                          28,673,310
                                                                                                                        ------------
GENERAL OBLIGATION -- 5.9%
                              New York City, NY:
  2,000,000     Aaa             Series A, 5.000% due 8/1/09 ...........................................................    2,147,520
  2,450,000     A2              Series B, 5.750% due 8/1/14 ...........................................................    2,656,854
  1,250,000     Aaa           Puerto Rico Commonwealth, Refunding, Public Improvement,
                                Series A, MBIA Insured, 5.500% due 7/1/16 .............................................    1,400,550
                                                                                                                        ------------
                                                                                                                           6,204,924
                                                                                                                        ------------
HIGHWAY/TOLLS -- 21.3%
                              New York State Thruway Authority:
  1,000,000     Aaa             Highway & Bridge Transportation Fund, Refunded, Series C, AMBAC-Insured,
                                  5.500% due 4/1/15 ...................................................................    1,091,940
  5,275,000     Aa3             Refunded, Series E, 5.250% due 1/1/13 .................................................    5,661,763
                                Service Contract Revenue, Local Highway & Bridge:
  1,100,000     A3                5.500% due 4/1/14 ...................................................................    1,201,134
  4,370,000     Aaa               Series B, 5.375% due 4/1/13 .........................................................    4,719,906
  2,995,000     A3                Unrefunded, 6.000% due 4/1/11 .......................................................    3,281,891
                              Puerto Rico Commonwealth Highway & Transportation Authority, Highway Revenue:
                                Refunded:
                                  MBIA-Insured:
  1,000,000     Aaa                 Series X, 5.500% due 7/1/15 .......................................................    1,120,010
  2,000,000     Aaa                 Series Z, 6.250% due 7/1/14 .......................................................    2,369,280
  1,250,000     Aaa               Series W, FSA-Insured, 5.500% due 7/1/13 ............................................    1,403,400
  1,500,000     Aaa             Series G, FGIC-Insured, 5.250% due 7/1/16 .............................................    1,615,710
                                                                                                                        ------------
                                                                                                                          22,465,034
                                                                                                                        ------------
HOUSING -- 10.9%
                              New York City Housing Development Corp., MFH Revenue:
  1,310,000     Aa2             Series A, 5.625% due 5/1/12 ...........................................................    1,314,651
  1,645,000     Aa2             Series E, SONYMA-Insured, 6.100% due 11/1/19 ..........................................    1,741,907
  3,155,000     Aaa           New York State HFA, Refunded, State University Construction, Series A, 7.900%
                                due 11/1/06 ...........................................................................    3,353,860
  3,200,000     Aa1           New York State Mortgage Agency Revenue, AMT, Home Owner Mortgage,
                                Series 71, 5.350% due 10/1/18 .........................................................    3,230,944
  1,640,000     Aaa           Schenectady New York Industrial Development Agency, Civic Facility Revenue,
                                (Union College Project) Series A, 5.500% due 7/1/16 ...................................    1,788,272
                                                                                                                        ------------
                                                                                                                          11,429,634
                                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments
(unaudited) (continued)

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT     RATING(a)                                           SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS -- 2.2%
$ 1,000,000     A+*           Municipal Building Bank Agency, Series C, 5.500% due 6/1/16 ............................  $  1,071,890
  1,100,000     Aaa           Puerto Rico Public Finance Corp., Commonwealth Appropriation, Series A,
                                MBIA-Insured, 5.500% due 8/1/17 ......................................................     1,239,634
                                                                                                                        ------------
                                                                                                                           2,311,524
                                                                                                                        ------------
POWER -- 1.5%
  1,500,000     Aaa           Long Island Power Authority, NY Electric System Revenue,
                                Series C, MBIA/IBC-Insured, 5.500% due 9/1/21 ........................................     1,606,770
                                                                                                                        ------------
SALES TAX -- 9.8%
                              New York City, NY, Transitional Finance Authority, Future Tax Secured:
                                Series A:
  5,000,000     Aa2               5.750% due 2/15/16 .................................................................     5,486,050
  1,685,000     Aa2               5.500% due 11/15/17 ................................................................     1,834,257
    580,000     Aa2               Unrefunded, 5.750% due 2/15/14 .....................................................       640,697
  1,155,000     Aa2             Series B, 5.375% due 2/1/15 ..........................................................     1,247,862
  1,000,000     Aa2             Series C, 5.875% due 11/1/14 .........................................................     1,114,290
                                                                                                                        ------------
                                                                                                                          10,323,156
                                                                                                                        ------------
STATE AGENCIES -- 5.6%
                              New York State Local Assistance Corp., Refunded:
  3,000,000     A1              Series C, 5.500% due 4/1/17 ..........................................................     3,309,660
  2,255,000     A1              Series E, 6.000% due 4/1/14 ..........................................................     2,562,943
                                                                                                                        ------------
                                                                                                                           5,872,603
                                                                                                                        ------------
TRANSPORTATION -- 14.0%
                              Metropolitan Transportation Authority, NY:
  2,300,000     AAA*            Commuter Facilities Revenue, Series A, FSA-Insured, 5.125% due 7/1/17 ................     2,535,842
  2,500,000     Aaa             Refunded, Series A, AMBAC-Insured, 5.500% due 11/15/15 ...............................     2,745,450
                                Service Contract, Series O:
  1,000,000     A3                Commuter Facilities Revenue, 5.750% due 7/1/13 .....................................     1,117,500
                                  Transportation Facilities Revenue:
  1,000,000     Aaa                 5.500% due 7/1/17, MBIA/IBC-Insured ..............................................     1,109,550
  3,000,000     A3                  5.750% DUE 7/1/13 ................................................................     3,352,500
                              New York City Transportation Authority, Triborough Bridge Revenue, Series A,
                              AMBAC-Insured:
  2,500,000     Aaa             5.625% due 1/1/14 ....................................................................     2,736,550
  1,000,000     Aaa             5.625% due 1/1/15 ....................................................................     1,088,410
                                                                                                                        ------------
                                                                                                                          14,685,802
                                                                                                                        ------------
WATER & SEWER -- 0.3%
    290,000     Aaa           New York State Environmental Facilities Corp., Pollution Control Revenue,
                                State Water Revolving Fund, Series A, 7.500% due 6/15/12 .............................       291,508
                                                                                                                        ------------
                              TOTAL MUNICIPAL BONDS & NOTES
                              (Cost -- $99,666,716) ..................................................................   103,864,265
                                                                                                                        ------------

VARIABLE RATE DEMAND NOTE (b) -- 1.3%
  1,350,000     VMIG 1        New York, NY Sub-Series B-2, Morgan Guaranty Insured, 1.040% due 8/15/20
                              (Cost -- $1,350,000) ...................................................................     1,350,000
                                                                                                                        ------------
                              TOTAL INVESTMENTS -- 100.0%
                              (Cost -- $101,016,716**) ...............................................................  $105,214,265
                                                                                                                        ============

----------
(a) All ratings are by Moody's Investors Service, except for those identified by an asterisk (*), which are rated by Standard & Poor's Rating Service.
(b) Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than seven days notice.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 14 and 15 for definitions of ratings and certain abbreviations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments
(unaudited) (continued)

SALOMON BROTHERS MID CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
    SHARES                                                        SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 99.3%
CONSUMER DISCRETIONARY -- 18.5%

AUTO COMPONENTS -- 2.1%
      7,000     American Axle & MFG Holdings ..........................................................................  $   254,520
      4,200     Borg Warner Inc. ......................................................................................      183,834
                                                                                                                         -----------
                                                                                                                             438,354
                                                                                                                         -----------
HOTELS, RESTAURANTS & LEISURE -- 6.8%
      3,690     GTECH Holdings Corp. ..................................................................................      170,884
      4,200     Landry's Restaurants, Inc. ............................................................................      125,538
      6,400     Mandalay Resort Group .................................................................................      439,296
     12,055     Outback Steakhouse, Inc. ..............................................................................      498,595
      4,400     Station Casions Inc ...................................................................................      212,960
                                                                                                                         -----------
                                                                                                                           1,447,273
                                                                                                                         -----------
HOUSEHOLD DURABLES -- 0.6%
      1,933     Mohawk Industries, Inc.* ..............................................................................      141,747
                                                                                                                         -----------
MEDIA -- 3.6%
      6,900     Cox Radio, Inc., Class A Shares* ......................................................................      119,922
      1,600     The E.W. Scripps Co. ..................................................................................      168,000
      6,700     Lamar Advertising Co., Class A Shares .................................................................      290,445
        200     The Washington Post Co., Class B Shares ...............................................................      186,002
                                                                                                                         -----------
                                                                                                                             764,369
                                                                                                                         -----------
MULTI-LINE RETAIL -- 0.7%
      2,550     The Neiman Marcus Group, Inc., Class A Shares* ........................................................      141,907
                                                                                                                         -----------
SPECIALTY RETAIL -- 4.7%
      2,900     Chico's FAS, Inc.* ....................................................................................      130,964
      3,800     O' Reilly Automotive, Inc. ............................................................................      171,760
      7,400     PETsMART, Inc. ........................................................................................      240,130
      7,600     Tiffany & Co. .........................................................................................      280,060
      5,400     Williams-Sonoma, Inc.* ................................................................................      177,984
                                                                                                                         -----------
                                                                                                                           1,000,898
                                                                                                                         -----------
                TOTAL CONSUMER DISCRETIONARY ..........................................................................    3,934,548
                                                                                                                         -----------
CONSUMER STAPLES -- 5.3%

BEVERAGES -- 0.9%
      7,000     Coca-Cola Enterprises Inc. ............................................................................      202,930
                                                                                                                         -----------
FOOD PRODUCTS -- 2.9%
     14,710     Hormel Foods Corp. ....................................................................................      457,481
      3,300     The J.M. Smucker Co. ..................................................................................      151,503
                                                                                                                         -----------
                                                                                                                             608,984
                                                                                                                         -----------
HOUSEHOLD PRODUCTS -- 1.5%
      7,000     Church & Dwight Co., Inc. .............................................................................      320,460
                                                                                                                         -----------
                TOTAL CONSUMER STAPLES ................................................................................    1,132,374
                                                                                                                         -----------
ENERGY -- 6.9%

ENERGY EQUIPMENT & SERVICES -- 4.8%
     10,500     Core Laboratories N.V.* ...............................................................................      241,500
      5,300     Patterson-UTI Energy, Inc.* ...........................................................................      177,073
      3,500     Precision Drilling Corp. ..............................................................................      168,035
     10,400     Rowan Cos., Inc.* .....................................................................................      253,032
      3,200     Smith International Inc.* .............................................................................      178,432
                                                                                                                         -----------
                                                                                                                           1,018,072
                                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments
(unaudited) (continued)

SALOMON BROTHERS MID CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
    SHARES                                                        SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS -- 2.1%
      3,600     Murphy Oil Corp. ......................................................................................  $   265,320
      2,400     Valero Energy Corp. ...................................................................................      177,024
                                                                                                                         -----------
                                                                                                                             442,344
                                                                                                                         -----------
                TOTAL ENERGY ..........................................................................................    1,460,416
                                                                                                                         -----------
FINANCIALS -- 17.2%

BANKS -- 6.9%
      3,800     Banknorth Group, Inc. .................................................................................      123,424
      3,240     Commerce Bancshares, Inc. .............................................................................      148,862
      6,485     Compass Bancshares, Inc. ..............................................................................      278,855
      7,800     CVB Financial Corp. ...................................................................................      169,883
      2,700     Independence Community Bank ...........................................................................       98,280
     11,200     Sovereign Bancorp Inc. ................................................................................      247,520
      6,900     UnionBanCal Corp. .....................................................................................      389,160
                                                                                                                         -----------
                                                                                                                           1,455,984
                                                                                                                         -----------
DIVERSIFIED FINANCIALS -- 3.0%
      4,800     Legg Mason, Inc. ......................................................................................      436,848
      6,900     SEI Investments Co. ...................................................................................      200,376
                                                                                                                         -----------
                                                                                                                             637,224
                                                                                                                         -----------
INSURANCE -- 7.3%
      3,800     Philadelphia Consolidated Holding Corp.* ..............................................................      228,266
      9,900     Platinum Underwriters Holdings, Ltd. ..................................................................      301,258
      1,900     RenaissanceRE Holdings Ltd. ...........................................................................      102,504
      7,600     Scottish Re Group Ltd. ................................................................................      176,700
      5,700     StanCorp Financial Group, Inc. ........................................................................      381,900
        200     White Mountains Insurance Group Ltd. ..................................................................      102,000
      7,200     Willis Group Holdings Ltd. ............................................................................      269,640
                                                                                                                         -----------
                                                                                                                           1,562,268
                                                                                                                         -----------
                TOTAL FINANCIALS ......................................................................................    3,655,476
                                                                                                                         -----------
HEALTHCARE -- 14.8%

HEALTHCARE EQUIPMENT & SUPPLIES -- 6.0%
      6,700     DENTSPLY International Inc. ...........................................................................      349,070
      4,600     Edwards Lifesciences Corp.* ...........................................................................      160,310
      7,000     Respironics, Inc.* ....................................................................................      411,250
      2,100     St. Jude Medical, Inc.* ...............................................................................      158,865
      5,700     STERIS Corp.* .........................................................................................      128,592
      1,000     Varian Medical Systems, Inc.* .........................................................................       79,350
                                                                                                                         -----------
                                                                                                                           1,287,437
                                                                                                                         -----------
HEALTHCARE PROVIDERS & SERVICES -- 3.8%
      3,500     Apria Healthcare Group Inc. ...........................................................................      100,450
     12,400     Omnicare, Inc. ........................................................................................      530,844
      3,700     Universal Health Services, Inc., Class B Shares .......................................................      169,793
                                                                                                                         -----------
                                                                                                                             801,087
                                                                                                                         -----------
BIOTECHNOLOGY -- 2.4%
      3,625     Biogen Idec Inc.* .....................................................................................      229,281
      3,700     Gilead Sciences, Inc.* ................................................................................      247,900
      2,000     Millennium Pharmaceuticals ............................................................................       27,600
                                                                                                                         -----------
                                                                                                                             504,781
                                                                                                                         -----------
PHARMACEUTICALS -- 2.6%
      2,778     Barr Pharmaceuticals Inc.* ............................................................................       93,618
     10,200     Medicis Pharmaceutical Corp., Class A Shares ..........................................................      407,490
      1,000     Sepracor Inc. .........................................................................................       52,900
                                                                                                                         -----------
                                                                                                                             554,008
                                                                                                                         -----------
                TOTAL HEALTHCARE ......................................................................................    3,147,313
                                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments
(unaudited) (continued)

SALOMON BROTHERS MID CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
    SHARES                                                        SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 17.7%

Aerospace & Defense -- 1.1%
      3,708     Alliant Techsystems Inc.* .............................................................................  $   234,864
                                                                                                                         -----------
AIRLINES -- 1.3%
      9,525     JetBlue Airways Corp.* ................................................................................      279,845
                                                                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 6.9%
      5,600     ARAMARK Corp., Class B Shares .........................................................................      161,056
      2,600     CheckFree Corp.* ......................................................................................       78,000
      2,300     Choicepoint Inc. ......................................................................................      105,019
     11,500     DST Systems, Inc.* ....................................................................................      553,035
      2,300     Education Management Corp. ............................................................................       75,579
      4,200     Equifax ...............................................................................................      103,950
      3,000     R.R. Donnelley & Sons Co. .............................................................................       99,060
     10,000     Robert Half Internationall Inc. .......................................................................      297,700
                                                                                                                         -----------
                                                                                                                           1,473,399
                                                                                                                         -----------
CONSTRUCTION & ENGINEERING -- 0.7%
      3,800     Jacobs Engineering Group Inc.* ........................................................................      149,644
                                                                                                                         -----------
INDUSTRIAL CONGLOMERATES -- 3.1%
      5,945     Carlisle Cos. Inc. ....................................................................................      370,076
      4,800     Textron Inc. ..........................................................................................      284,880
                                                                                                                         -----------
                                                                                                                             654,956
                                                                                                                         -----------
MACHINERY -- 3.0%
      2,900     Agco Corp. ............................................................................................       59,073
      3,500     Actuant Corp., Class A Shares* ........................................................................      136,465
      9,450     IDEX Corp. ............................................................................................      324,607
      4,500     Timken Co. ............................................................................................      119,205
                                                                                                                         -----------
                                                                                                                             639,350
                                                                                                                         -----------
ROAD & RAIL -- 1.6%
     16,400     Werner Enterprises, Inc. ..............................................................................      346,040
                                                                                                                         -----------
                TOTAL INDUSTRIALS .....................................................................................    3,778,098
                                                                                                                         -----------
INFORMATION TECHNOLOGY -- 12.6%

COMMUNICATIONS EQUIPMENT -- 2.5%
      6,900     Avaya Inc.* ...........................................................................................      108,951
     10,022     Juniper Networks Inc. .................................................................................      246,241
      4,300     Plantronics, Inc.* ....................................................................................      181,030
                                                                                                                         -----------
                                                                                                                             536,222
                                                                                                                         -----------
COMPUTERS & PERIPHERALS -- 0.9%
      6,500     Electronics for Imaging, Inc.* ........................................................................      183,690
                                                                                                                         -----------
ELECTRICAL EQUIPMENT & INSTRUMENTS -- 0.9%
      3,700     Diebold, Inc. .........................................................................................      195,619
                                                                                                                         -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.2%
     11,100     Applied Micro Circuits Corp.* .........................................................................       59,052
      4,600     Cymer Inc. ............................................................................................      172,224
      4,500     LSI Logic Corp ........................................................................................       34,290
      4,300     Micrel, Inc.* .........................................................................................       52,245
      2,600     Novellus Systems, Inc.* ...............................................................................       81,744
      4,300     Silicon Laboratories Inc.* ............................................................................      199,306
      3,930     Teradyne, Inc.* .......................................................................................       89,211
                                                                                                                         -----------
                                                                                                                             688,072
                                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Schedules of Investments
(unaudited) (continued)

SALOMON BROTHERS MID CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
    SHARES                                                        SECURITY                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE -- 5.1%
      3,040     Mercury Interactive Corp.* ............................................................................  $   151,483
     19,700     Quest Software, Inc.* .................................................................................      254,130
      5,960     Synopsys, Inc.* .......................................................................................      169,442
     33,600     TIBCO Software Inc.* ..................................................................................      283,920
      8,000     VERITAS Software Corp.* ...............................................................................      221,600
                                                                                                                         -----------
                                                                                                                           1,080,575
                                                                                                                         -----------
                TOTAL INFORMATION TECHNOLOGY ..........................................................................    2,684,178
                                                                                                                         -----------
MATERIALS -- 3.8%

CHEMICALS -- 1.1%
      2,000     Lubrizol Corp. ........................................................................................       73,240
      4,200     Monsanto ..............................................................................................      161,700
                                                                                                                         -----------
                                                                                                                             234,940
                                                                                                                         -----------
CONSTRUCTION MATERIALS -- 0.6%
      2,700     Vulcan Materials Co. ..................................................................................      128,385
                                                                                                                         -----------
CONTAINERS & PACKAGING -- 1.7%
      4,700     AptarGroup, Inc. ......................................................................................      205,343
      7,600     Smurfit-Stone Container Corp.* ........................................................................      151,620
                                                                                                                         -----------
                                                                                                                             356,963
                                                                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.4%
      1,900     Bowater Inc. ..........................................................................................       79,021
                                                                                                                         -----------
                TOTAL MATERIALS .......................................................................................      799,309
                                                                                                                         -----------
TELECOMMUNICATION SERVICES -- 0.5%

WIRELESS TELECOMMUNICATIONS SERVICES -- 0.5%
      1,500     Telephone and Data Systems, Inc. ......................................................................      106,800
                                                                                                                         -----------
UTILITIES -- 2.0%

ELECTRIC UTILITIES -- 0.7%
      4,600     Wisconsin Energy Corp. ................................................................................      150,006
                                                                                                                         -----------
GAS UTILITIES -- 0.8%
      4,700     Sempra Energy. ........................................................................................      161,821
                                                                                                                         -----------
MULTI-UTILITIES -- 0.5%
      3,000     SCANA Corp. ...........................................................................................      109,110
                                                                                                                         -----------
                TOTAL UTILITIES .......................................................................................      420,937
                                                                                                                         -----------
                TOTAL COMMON STOCK
                (Cost -- $16,639,780) .................................................................................   21,119,449
                                                                                                                         -----------

     FACE
    AMOUNT
-------------
SHORT-TERM INVESTMENT -- 0.7%
$   140,000     State Steet Bank & Trust Euro Time Deposit 0.50% due 7/1/04; Proceeds at maturity -- $140,002
                (Cost -- $140,000) ....................................................................................      140,000
                                                                                                                         -----------
                TOTAL INVESTMENTS -- 100.0%
                (Cost -- $16,779,780**) ...............................................................................  $21,259,449
                                                                                                                         ===========

----------
*     Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

(unaudited)

The definitions of the applicable rating symbols are set forth below:

STANDARD & POOR'S RATINGS SERVICE ("STANDARD & POOR'S") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    --  Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     --  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      --  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    --  Bonds rated "BBB" have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

MOODY'S INVESTORS SERVICE ("MOODY'S") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    --  Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     --  Bonds rated "Aa" are judged to be of high quality by all standards.
           Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      --  Bonds rated "A" are judged to possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    --  Bonds rated "Baa" are judged as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

FITCH RATINGS ("FITCH") -- Ratings from "AA" to "A" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    --  Bonds rated "AAA" have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA     --  Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A      --  Bonds rated "A" have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

NR     --  Indicates that the bond is not rated by Standard & Poor's, Moody's or
           Fitch.

--------------------------------------------------------------------------------
Short-Term Security Ratings
--------------------------------------------------------------------------------

(unaudited)

SP-1   --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    --  Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 --  Moody's highest rating for issues having a demand feature -- VRDO.

P-1    --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Abbreviations*
--------------------------------------------------------------------------------

(unaudited)

ABAG     --   Association of Bay Area Governments
ACA      --   American Capital Insurance
AIG      --   American International Guaranty
AMBAC    --   Ambac Assurance Corporation
AMT      --   Alternative Minimum Tax
BAN      --   Bond Anticipation Notes
BIG      --   Bond Investors Guaranty
CDA      --   Community Development Authority
CGIC     --   Capital Guaranty Insurance Company
CHFCLI   --   California Health Facility Construction Loan Insurance
CONNIE   --   College Construction Loan Insurance Association
  LEE
COP      --   Certificate of Participation
CSD      --   Central School District
CTFS     --   Certificates
DFA      --   Development Finance Agency
EDA      --   Economic Development Authority
EFA      --   Educational Facilities Authority
ETM      --   Escrowed To Maturity
FGIC     --   Financial Guaranty Insurance Company
FHA      --   Federal Housing Administration
FHLMC    --   Federal Home Loan Mortgage Corporation
FLAIRS   --   Floating Adjustable Interest Rate Securities
FNMA     --   Federal National Mortgage Association
FRTC     --   Floating Rate Trust Certificates
FSA      --   Financial Security Assurance
GIC      --   Guaranteed Investment Contract
GNMA     --   Government National Mortgage Association
GO       --   General Obligation
HDC      --   Housing Development Corporation
HEFA     --   Health & Educational Facilities Authority
HFA      --   Housing Finance Authority
IBC      --   Insured Bond Certificates
IDA      --   Industrial Development Authority
IDB      --   Industrial Development Board
IDR      --   Industrial Development Revenue
IFA      --   Infrastructure Finance Agency
INFLOS   --   Inverse Floaters
ISD      --   Independent School District
ISO      --   Independent System Operator
LOC      --   Letter of Credit
MBIA     --   Municipal Bond Investors Assurance Corporation
MERLOT   --   Municipal Exempt Receipts Liquidity Optional Tender
MFH      --   Multi-Family Housing
MSTC     --   Municipal Securities Trust Certificates
MUD      --   Municipal Utilities District
MVRICS   --   Municipal Variable Rate Inverse Coupon Security
PART     --   Partnership Structure
PCFA     --   Pollution Control Finance Authority
PCR      --   Pollution Control Revenue
PFA      --   Public Finance Authority
PFC      --   Public Finance Corporation
PSFG     --   Permanent School Fund Guaranty
Q-SBLF   --   Qualified School Board Loan Fund
Radian   --   Radian Asset Assurance
RAN      --   Revenue Anticipation Notes
RAW      --   Revenue Anticipation Warrants
RDA      --   Redevelopment Agency
RIBS     --   Residual Interest Bonds
RITES    --   Residual Interest Tax-Exempt Securities
SFH      --   Single-Family Housing
SFM      --   Single Family Mortgage
SPA      --   Standby Bond Purchase Agreements
SWAP     --   Swap Structure
SYCC     --   Structural Yield Curve Certificate
TAN      --   Tax Anticipation Notes
TCRS     --   Transferable Custodial Receipts
TECP     --   Tax Exempt Commercial Paper
TFA      --   Transitional Finance Authority
TOB      --   Tender Option Bond Structure
TRAN     --   Tax and Revenue Anticipation Notes
UFSD     --   Unified Free School District
UHSD     --   Unified High School District
USD      --   Unified School District
VA       --   Veterans Administration
VRDD     --   Variable Rate Daily Demand
VRDO     --   Variable Rate Demand Obligation
VRWE     --   Variable Rate Wednesday Demand
XLCA     --   XL Capital Assurance

----------
*     Abbreviations may or may not appear in the Schedules of Investments.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

June 30, 2004 (unaudited)

                                                                                            SALOMON BROTHERS
                                                                       ------------------------------------------------------------
                                                                        NATIONAL       CALIFORNIA       NEW YORK            MID
                                                                        TAX FREE        TAX FREE        TAX FREE            CAP
                                                                        BOND FUND       BOND FUND       BOND FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost ............................................    $40,300,070     $10,418,740     $101,016,716     $16,779,780
                                                                       ===========     ===========     ============     ===========
  Investments, at value ...........................................    $42,678,905     $11,211,580     $105,214,265     $21,259,449
  Cash ............................................................        136,223              --          124,827             687
  Dividends and interest receivable ...............................        617,369         181,769        1,887,305          13,698
  Receivable for securities sold ..................................         35,000              --               --              --
  Receivable for Fund shares sold .................................          5,760              --              384          38,179
  Receivable from manager .........................................         17,626              --               --              --
  Prepaid assets ..................................................         25,404          24,780           15,656           9,441
                                                                       -----------     -----------     ------------     -----------
  TOTAL ASSETS ....................................................     43,516,287      11,418,129      107,242,437      21,321,454
                                                                       -----------     -----------     ------------     -----------
LIABILITIES:
  Dividends payable ...............................................        140,066          37,077          339,732              --
  Distribution and service fees payable ...........................          5,009           1,034            9,636             405
  Payable for Fund shares purchased ...............................          3,100          89,599           27,395              --
  Management fees payable .........................................             --              --           26,563           8,113
  Bank overdraft ..................................................             --          18,680               --              --
  Accrued expenses ................................................         72,116          32,165           88,888          16,013
                                                                       -----------     -----------     ------------     -----------
  TOTAL LIABILITIES ...............................................        220,291         178,555          492,214          24,531
                                                                       -----------     -----------     ------------     -----------
TOTAL NET ASSETS ..................................................    $43,295,996     $11,239,574     $106,750,223     $21,296,923
                                                                       ===========     ===========     ============     ===========
NET ASSETS:
  Par value of shares of beneficial interest ......................    $        --     $        --     $         --     $     1,158
  Capital paid in excess of par value .............................     47,836,804      13,387,180      108,904,511      17,359,517
  Accumulated net investment loss .................................             --              --               --         (34,596)
  Accumulated net realized loss from investment transactions ......     (6,919,643)     (2,940,446)      (6,351,837)       (508,825)
  Net unrealized appreciation on investments ......................      2,378,835         792,840        4,197,549       4,479,669
                                                                       -----------     -----------     ------------     -----------
TOTAL NET ASSETS ..................................................    $43,295,996     $11,239,574     $106,750,223     $21,296,923
                                                                       ===========     ===========     ============     ===========
SHARES OUTSTANDING:
  Class A .........................................................      3,315,942       1,070,457        9,129,968          21,608
                                                                       ===========     ===========     ============     ===========
  Class B .........................................................        294,269          11,576           25,749          10,872
                                                                       ===========     ===========     ============     ===========
  Class C .........................................................        133,879           2,526           48,494           9,729
                                                                       ===========     ===========     ============     ===========
  Class O .........................................................         13,303             196            7,774       1,115,888
                                                                       ===========     ===========     ============     ===========
NET ASSET VALUE:
CLASS A SHARES
  Net asset value and redemption price, per share .................    $     11.52     $     10.36     $      11.59     $     18.22
                                                                       ===========     ===========     ============     ===========
  Maximum offering price, per share (based on maximum sales charges
    of 4.00%, 4.00%, 4.00% and 5.75%, respectively) ...............    $     12.00     $     10.79     $      12.07     $     19.33
                                                                       ===========     ===========     ============     ===========
CLASS B SHARES
  Net asset value and offering price, per share* ..................    $     11.54     $     10.37     $      11.59     $     17.91
                                                                       ===========     ===========     ============     ===========
CLASS C SHARES
  Net asset value and offering price, per share* ..................    $     11.53     $     10.36     $      11.60     $     17.98
                                                                       ===========     ===========     ============     ===========
CLASS O SHARES
  Net asset value, offering price and redemption price per share ..    $     11.54     $     10.37     $      11.58     $     18.40
                                                                       ===========     ===========     ============     ===========

----------
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited)

                                                                                    SALOMON BROTHERS
                                                           ---------------------------------------------------------------
                                                             NATIONAL        CALIFORNIA        NEW YORK           MID
                                                             TAX FREE         TAX FREE         TAX FREE           CAP
                                                             BOND FUND        BOND FUND        BOND FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest ............................................    $  1,051,279     $    288,070     $  2,597,678     $        339
  Dividends ...........................................              --               --               --           80,753
                                                           ------------     ------------     ------------     ------------
  TOTAL INVESTMENT INCOME .............................       1,051,279          288,070        2,597,678           81,092
                                                           ------------     ------------     ------------     ------------
EXPENSES:
  Management fees (Note 2) ............................         116,184           31,078          282,359           78,555
  Distribution and service plan fees (Note 4) .........          76,324           16,101          143,782            1,733
  Custody .............................................          25,115            8,000           29,088           21,362
  Transfer agency services (Note 4) ...................          24,691            3,989           20,405            3,136
  Audit and legal .....................................          23,259           11,296           23,950           11,628
  Registration fees ...................................          22,163            9,283           14,037           12,365
  Shareholder communications (Note 4) .................          11,450            4,560           15,202            5,578
  Trustees' fees ......................................             596              375            1,246              888
  Other ...............................................           1,008              831            1,525            1,602
                                                           ------------     ------------     ------------     ------------
  TOTAL EXPENSES ......................................         300,790           85,513          531,594          136,847
  Less: Management fee waivers (Note 2) ...............        (108,163)         (31,078)         (77,215)         (21,159)
        Expense reimbursement ( Note 2) ...............              --           (4,145)              --               --
                                                           ------------     ------------     ------------     ------------
  NET EXPENSES ........................................         192,627           50,290          454,379          115,688
                                                           ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) ..........................         858,652          237,780        2,143,299          (34,596)
                                                           ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions
  (excluding short-term investments):
    Proceeds from sales ...............................       5,930,340        2,230,325       25,171,905        7,413,086
    Cost of securities sold ...........................       5,466,223        2,052,383       22,426,621        6,027,025
                                                           ------------     ------------     ------------     ------------
  NET REALIZED GAIN ...................................         464,117          177,942        2,745,284        1,386,061
                                                           ------------     ------------     ------------     ------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period ...............................       4,370,645        1,372,513       10,748,143        4,214,049
    End of period .....................................       2,378,835          792,840        4,197,549        4,479,669
                                                           ------------     ------------     ------------     ------------
  INCREASE (DECREASE) IN NET UNREALIZED APPRECIATION ..      (1,991,810)        (579,673)      (6,550,594)         265,620
                                                           ------------     ------------     ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS ........................      (1,527,693)        (401,731)      (3,805,310)       1,651,681
                                                           ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....    $   (669,041)    $   (163,951)    $ (1,662,011)    $  1,617,085
                                                           ============     ============     ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                          NATIONAL TAX FREE                 CALIFORNIA TAX FREE
                                                                              BOND FUND                          BOND FUND
                                                                   ------------------------------    ------------------------------
                                                                       2004             2003             2004             2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) .................................   $     858,652    $   2,129,499    $     237,780    $     527,320
  Net realized gain ............................................         464,117        2,211,803          177,942           46,041
  Change in net unrealized appreciation (depreciation) .........      (1,991,810)      (1,637,934)        (579,673)           8,391
                                                                   -------------    -------------    -------------    -------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............        (669,041)       2,703,368         (163,951)         581,752
                                                                   -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
  Net investment income ........................................        (858,652)      (2,155,254)        (237,780)        (527,320)
                                                                   -------------    -------------    -------------    -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....        (858,652)      (2,155,254)        (237,780)        (527,320)
                                                                   -------------    -------------    -------------    -------------

FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares .............................       3,116,219       34,834,712           81,985          501,662
  Net asset value of shares issued for reinvestment of dividends         658,779        1,905,712          199,790          515,095
  Cost of shares reacquired ....................................      (7,571,271)     (45,811,300)      (1,856,056)      (3,411,036)
                                                                   -------------    -------------    -------------    -------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..........      (3,796,273)      (9,070,876)      (1,574,281)      (2,394,279)
                                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS ..............................      (5,323,966)      (8,522,762)      (1,976,012)      (2,339,847)

NET ASSETS:
  Beginning of period ..........................................      48,619,962       57,142,724       13,215,586       15,555,433
                                                                   -------------    -------------    -------------    -------------
  END OF PERIOD* ...............................................   $  43,295,996    $  48,619,962    $  11,239,574    $  13,215,586
                                                                   =============    =============    =============    =============
*Accumulated net investment loss of: ...........................              --               --               --               --
                                                                   =============    =============    =============    =============

                                                                          NEW YORK TAX FREE                      MID CAP
                                                                              BOND FUND                           FUND
                                                                   ------------------------------    ------------------------------
                                                                       2004             2003             2004             2003
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) .................................   $   2,143,299    $   4,918,064    $     (34,596)   $     (26,415)
  Net realized gain ............................................       2,745,284        1,075,223        1,386,061          174,033
  Change in net unrealized appreciation (depreciation) .........      (6,550,594)        (399,912)         265,620        4,553,721
                                                                   -------------    -------------    -------------    -------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ............      (1,662,011)       5,593,375        1,617,085        4,701,339
                                                                   -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
  Net investment income ........................................      (2,143,299)      (4,982,340)              --               --
                                                                   -------------    -------------    -------------    -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....      (2,143,299)      (4,982,340)              --               --
                                                                   -------------    -------------    -------------    -------------

FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares .............................         583,005       25,703,716          483,201          523,233
  Net asset value of shares issued for reinvestment of dividends       1,783,538        4,784,677               --               --
  Cost of shares reacquired ....................................      (9,885,255)     (40,854,259)      (1,684,412)      (1,205,654)
                                                                   -------------    -------------    -------------    -------------
  DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..........      (7,518,712)     (10,365,866)      (1,201,211)        (682,421)
                                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS ..............................     (11,324,022)      (9,754,831)         415,874        4,018,918

NET ASSETS:
  Beginning of period ..........................................     118,074,245      127,829,076       20,881,049       16,862,131
                                                                   -------------    -------------    -------------    -------------
  END OF PERIOD* ...............................................   $ 106,750,223    $ 118,074,245    $  21,296,923    $  20,881,049
                                                                   =============    =============    =============    =============
*Accumulated net investment loss of: ...........................              --               --    $     (34,596)              --
                                                                   =============    =============    =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                     18 & 19

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers National Tax Free Bond Fund ("National Tax Free Bond Fund"), Salomon Brothers California Tax Free Bond Fund ("California Tax Free Bond Fund") and Salomon Brothers New York Tax Free Bond Fund ("New York Tax Free Bond Fund") are separate non-diversified series of Salomon Funds Trust ("Trust"), a Massachusetts business trust. Salomon Brothers Mid Cap Fund ("Mid Cap Fund") is a separate diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

National Tax Free Bond Fund, California Tax Free Bond Fund, New York Tax Free Bond Fund and Mid Cap Fund ("Fund(s)"), as of June 30, 2004 offer Class A shares, Class B shares, Class C shares and Class O shares. Expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 distribution and service plan fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting policies ("GAAP"):

      (a) INVESTMENT SECURITY VALUATIONS. Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at closing prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

      (b) INCOME. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

      (c) FEDERAL INCOME TAXES. Each Fund has complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required for such Funds.

      (d) OTHER. Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

      (e) EXPENSES. The Funds bear all their costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Notes to Financial Statements
(unaudited) (continued)

      (f) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

2. MANAGEMENT AGREEMENT AND AFFILIATED TRANSACTIONS

Salomon Brothers Asset Management Inc ("Manager"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Funds. The Manager is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each Fund. The Manager or an affiliate also provides certain administrative services to each Fund. These administrative services include providing general office facilities and supervising the overall administration of each Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50%, 0.50%, 0.50% and 0.75% of the average daily net assets of National Tax Free Bond Fund, California Tax Free Bond Fund, New York Tax Free Bond Fund and Mid Cap Fund, respectively.

For the six months ended June 30, 2004, the Funds had the following class level voluntary expense limitations, which resulted in management fee waivers and expense reimbursements.

                                  CLASS A      CLASS B      CLASS C      CLASS O
                                  -------      -------      -------      -------

National Tax Free Bond Fund ......  0.75%        1.50%       1.25%        0.50%
California Tax Free Bond Fund ....  0.80         1.55        1.30         0.55
New York Tax Free Bond Fund ......  0.80         1.55        1.30         0.55
Mid Cap Fund .....................  1.50         2.25        2.25         1.08

For the six months ended June 30, 2004, the Manager waived management fees of $108,163, $31,078, $77,215 and $21,159 for National Tax Free Bond Fund,
California Tax Free Bond Fund, New York Tax Free Bond Fund and Mid Cap Fund, respectively. In addition, for the six months ended June 30, 2004, the Manager has agreed to reimburse expenses totaling $4,145, for the California Tax Free Bond Fund. These expense limitations can be terminated at any time by the Manager.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds' distributor.

On February 2, 2004, the initial sales charges on Salomon Brothers Class 2 were eliminated. On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Class C shares.

There is a maximum initial sales charge of 4.00% for Class A shares of National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund. There is also a maximum initial sales charge of 5.75% for Class A Shares of Mid Cap Fund. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares of the Funds, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class O shares of the Funds have no initial or contingent deferred sales charges.

Notes to Financial Statements

For the six months ended June 30, 2004, sales charges received by CGM and contingent deferred sales charges ("CDSCs") paid to CGM were as follows:

                                   SALES CHARGES               CDSCs
                                 -----------------   ---------------------------
                                 CLASS A   CLASS C   CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------

National Tax Free Bond Fund ...  $19,229      --        --     $4,449       --
California Tax Free Bond Fund .       42      --        --        756       --
New York Tax Free Bond Fund ...   14,775      --        --         24       --
Mid Cap Fund ..................    5,944    $  2        --         --       --

For the six months ended June 30, 2004, there were no brokerage commissions paid to CGM and its affiliates for the Mid Cap Fund.

3. INVESTMENTS

For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                   PURCHASES            SALES
--------------------------------------------------------------------------------

National Tax Free Bond Fund ..............        $ 2,126,222        $ 5,930,340
                                                  ===========        ===========
California Tax Free Bond Fund ............        $   521,565        $ 2,230,325
                                                  ===========        ===========
New York Tax Free Bond Fund ..............        $17,129,307        $25,171,905
                                                  ===========        ===========
Mid Cap Fund .............................        $ 6,020,274        $ 7,413,086
                                                  ===========        ===========

For the six months ended June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                          GROSS         GROSS           NET
                                       UNREALIZED     UNREALIZED     UNREALIZED
                                      APPRECIATION   DEPRECIATION   APPRECIATION
--------------------------------------------------------------------------------

National Tax Free Bond Fund ......     $2,532,728     $ (153,893)    $2,378,835
California Tax Free Bond Fund ....        796,722         (3,882)       792,840
New York Tax Free Bond Fund ......      4,871,223       (673,674)     4,197,549
Mid Cap Fund .....................      4,736,908       (257,239)     4,479,669

4. CLASS SPECIFIC EXPENSES

Pursuant to a Rule 12b-1 Distribution and Service Plan, each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a distribution fee with respect to Class B shares calculated at the annual rate of 0.75% of the average daily net assets of that class. National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund each pay a distribution fee with respect to Class C shares calculated at the annual rate of 0.50% of the average daily net assets of that class. Mid Cap Fund pays a distribution fee with respect to Class C shares calculated at the annual rate of 0.75% of the average daily net assets of that class. For the six months ended June 30, 2004, total Rule 12b-1 Distribution and Service Plan fees, which are accrued daily and paid monthly, were as follows:

                                             CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------

National Tax Free Bond Fund ..........      $ 51,069      $ 19,071      $  6,184
California Tax Free Bond Fund ........        15,337           665            99
New York Tax Free Bond Fund ..........       139,908         1,624         2,250
Mid Cap Fund .........................           392           741           600

Notes to Financial Statements

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

                                       CLASS A    CLASS B    CLASS C     CLASS O
--------------------------------------------------------------------------------

National Tax Free Bond Fund .......    $21,710    $ 2,023    $   875    $    83
California Tax Free Bond Fund .....      3,940         40          9          0*
New York Tax Free Bond Fund .......     20,221         58        109         17
Mid Cap Fund ......................         48         22         18      3,048

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

                                       CLASS A    CLASS B    CLASS C     CLASS O
--------------------------------------------------------------------------------

National Tax Free Bond Fund .......    $10,068    $   938    $   406    $    38
California Tax Free Bond Fund .....      4,503         47         10          0*
New York Tax Free Bond Fund .......     15,066         43         81         12
Mid Cap Fund ......................         85         39         32      5,422

----------
*     Amount represents less than $1.00.

5. DISTRIBUTIONS PAID TO SHAREHOLDERS BY CLASS

                                             SIX MONTHS ENDED     YEAR ENDED
                                              JUNE 30, 2004    DECEMBER 31, 2003
                                             ----------------  -----------------

NATIONAL TAX FREE BOND FUND:
NET INVESTMENT INCOME
   Class A ..............................       $  771,024        $1,924,384
   Class B ..............................           57,530           156,063
   Class C+ .............................           26,974            67,487
   Class O ..............................            3,124             7,320
                                                ----------        ----------
   Total ................................       $  858,652        $2,155,254
                                                ==========        ==========
CALIFORNIA TAX FREE BOND FUND:
NET INVESTMENT INCOME
   Class A ..............................       $  235,251        $  518,620
   Class B ..............................            2,047             7,804
   Class C+ .............................              440               817
   Class O ..............................               42                79
                                                ----------        ----------
   Total ................................       $  237,780        $  527,320
                                                ==========        ==========
NEW YORK TAX FREE BOND FUND:
NET INVESTMENT INCOME
   Class A ..............................       $2,126,612        $4,954,495
   Class B ..............................            4,933            10,014
   Class C+ .............................            9,901            13,942
   Class O ..............................            1,853             3,889
                                                ----------        ----------
   Total ................................       $2,143,299        $4,982,340
                                                ==========        ==========

----------
+ On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.

Notes to Financial Statements

6. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value for National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund and with a par value of $0.001 per share for Mid Cap Fund. Effective April 29, 2004, the Funds renamed Salomon Brothers Class 2 shares as Salomon Brothers Class C shares.

Transactions in Fund shares for the periods indicated were as follows:

                                             SIX MONTHS                         YEAR ENDED
                                         ENDED JUNE 30, 2004                DECEMBER 31, 2003
                                    -----------------------------     -----------------------------
                                       SHARES           AMOUNT           SHARES           AMOUNT
                                    ------------     ------------     ------------     ------------
NATIONAL TAX FREE BOND FUND:
CLASS A
   Shares sold .................         249,601     $  2,939,687        2,669,098     $ 31,580,892
   Shares issued on reinvestment          51,573          609,822          149,110        1,756,036
   Shares reacquired ...........        (528,641)      (6,203,754)      (3,541,350)     (41,937,070)
                                    ------------     ------------     ------------     ------------
   Net Decrease ................        (227,467)    $ (2,654,245)        (723,142)    $ (8,600,142)
                                    ============     ============     ============     ============
CLASS B
   Shares sold .................          14,768     $    174,524           92,971     $  1,099,090
   Shares issued on reinvestment           2,490           29,498            7,710           91,334
   Shares reacquired ...........         (85,992)      (1,016,756)        (147,741)      (1,744,911)
                                    ------------     ------------     ------------     ------------
   Net Decrease ................         (68,734)    $   (812,734)         (47,060)    $   (554,487)
                                    ============     ============     ============     ============
CLASS C+
   Shares sold .................             166     $      1,968          177,425     $  2,090,992
   Shares issued on reinvestment           1,510           17,875            4,353           52,612
   Shares reacquired ...........         (29,046)        (350,761)        (169,952)      (1,997,513)
                                    ------------     ------------     ------------     ------------
   Net Increase (Decrease) .....         (27,370)    $   (330,918)          11,826     $    146,091
                                    ============     ============     ============     ============
CLASS O
   Shares sold .................               4     $         40            5,209     $     63,738
   Shares issued on reinvestment             134            1,584              480            5,730
   Shares reacquired ...........              --               --          (10,875)        (131,806)
                                    ------------     ------------     ------------     ------------
   Net Increase (Decrease) .....             138     $      1,624           (5,186)    $    (62,338)
                                    ============     ============     ============     ============
CALIFORNIA TAX FREE BOND FUND:
CLASS A
   Shares sold .................           3,204     $     34,256           39,568     $    423,299
   Shares issued on reinvestment          18,733          198,645           48,181          510,920
   Shares reacquired ...........        (167,385)      (1,752,241)        (309,140)      (3,259,851)
                                    ------------     ------------     ------------     ------------
   Net Decrease ................        (145,448)    $ (1,519,340)        (221,391)    $ (2,325,632)
                                    ============     ============     ============     ============
CLASS B
   Shares sold .................           4,627     $     47,729            7,328     $     78,363
   Shares issued on reinvestment              54              744              292            3,279
   Shares reacquired ...........          (9,728)        (103,815)         (14,277)        (151,185)
                                    ------------     ------------     ------------     ------------
   Net Decrease ................          (5,047)    $    (55,342)          (6,657)    $    (69,543)
                                    ============     ============     ============     ============
CLASS C+
   Shares sold .................              --     $         --               --     $         --
   Shares issued on reinvestment              35              366               77              817
                                    ------------     ------------     ------------     ------------
   Net Increase ................              35     $        366               77     $        817
                                    ============     ============     ============     ============
CLASS O
   Shares sold .................              --     $         --               --     $         --
   Shares issued on reinvestment               3               35                7               79
                                    ------------     ------------     ------------     ------------
   Net Increase ................               3     $         35                7     $         79
                                    ============     ============     ============     ============

Notes to Financial Statements

                                           SIX MONTHS ENDED                     YEAR ENDED
                                            JUNE 30, 2004                   DECEMBER 31, 2003
                                    -----------------------------     -----------------------------
                                        SHARES          AMOUNT           SHARES           AMOUNT
                                    ------------     ------------     ------------     ------------
NEW YORK TAX FREE BOND FUND:
CLASS A
   Shares sold .................          49,667     $    578,983        2,079,678     $ 24,813,975
   Shares issued on reinvestment         149,856        1,781,040          400,250        4,775,651
   Shares reacquired ...........        (827,903)      (9,769,575)      (3,421,134)     (40,703,268)
                                    ------------     ------------     ------------     ------------
   Net Decrease ................        (628,380)    $ (7,409,552)        (941,206)    $(11,113,642)
                                    ============     ============     ============     ============
CLASS B
   Shares sold .................             103     $      1,227           17,162     $    204,341
   Shares issued on reinvestment             156            1,856              583            6,965
   Shares reacquired ...........          (4,823)         (57,464)          (5,713)         (67,523)
                                    ------------     ------------     ------------     ------------
   Net Increase (Decrease) .....          (4,564)    $    (54,381)          12,032     $    143,783
                                    ============     ============     ============     ============
CLASS C+
   Shares sold .................             235     $      2,795           56,881     $    685,400
   Shares issued on reinvestment              52              623              167            2,015
   Shares reacquired ...........          (4,827)         (58,216)          (7,113)         (83,468)
                                    ------------     ------------     ------------     ------------
   Net Increase (Decrease) .....          (4,540)    $    (54,798)          49,935     $    603,947
                                    ============     ============     ============     ============
CLASS O
   Shares issued on reinvestment               2     $         19                4     $         46
                                    ------------     ------------     ------------     ------------
   Net Increase ................               2     $         19                4     $         46
                                    ============     ============     ============     ============
MID CAP FUND:
CLASS A
   Shares sold .................           8,166     $    143,316            9,557     $    142,992
   Shares reacquired ...........          (2,524)         (43,620)          (2,357)         (34,706)
                                    ------------     ------------     ------------     ------------
   Net Increase ................           5,642     $     99,696            7,200     $    108,286
                                    ============     ============     ============     ============
CLASS B
   Shares sold .................           3,889     $     67,940            9,105     $    124,779
   Shares reacquired ...........          (2,169)         (38,092)          (8,216)        (118,848)
                                    ------------     ------------     ------------     ------------
   Net Increase ................           1,720     $     29,848              889     $      5,931
                                    ============     ============     ============     ============
CLASS C+
   Shares sold .................           3,390     $     60,098            4,513     $     59,285
   Shares reacquired ...........            (148)          (2,578)              --               --
                                    ------------     ------------     ------------     ------------
   Net Increase ................           3,242     $     57,520            4,513     $     59,285
                                    ============     ============     ============     ============
CLASS O
   Shares sold .................          11,910     $    211,847           12,492     $    196,177
   Shares reacquired ...........         (91,790)      (1,600,122)         (72,561)      (1,052,100)
                                    ------------     ------------     ------------     ------------
   Net Decrease ................         (79,880)    $ (1,388,275)         (60,069)    $   (855,923)
                                    ============     ============     ============     ============

----------
+ On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.

Notes to Financial Statements

7. ADDITIONAL INFORMATION

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citigroup Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Funds did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8. LEGAL MATTERS

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                         CLASS A SHARES
                                                                ----------------------------------------------------------------
                                                                2004(1)        2003       2002       2001       2000       1999
                                                                ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................  $ 11.91      $ 11.79    $ 11.13    $ 11.26    $ 10.54    $ 11.43
                                                                -------      -------    -------    -------    -------    -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .....................................     0.22*        0.46*      0.48*      0.50       0.51       0.47
   Net realized and unrealized gain (loss) ...................    (0.39)        0.13       0.66      (0.12)      0.73      (0.90)
                                                                -------      -------    -------    -------    -------    -------
Total Income (Loss) From Operations ..........................    (0.17)        0.59       1.14       0.38       1.24      (0.43)
                                                                -------      -------    -------    -------    -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................    (0.22)       (0.47)     (0.48)     (0.51)     (0.52)     (0.45)
   Net realized gains ........................................       --           --         --         --         --      (0.01)
                                                                -------      -------    -------    -------    -------    -------
Total Distributions ..........................................    (0.22)       (0.47)     (0.48)     (0.51)     (0.52)     (0.46)
                                                                -------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD ...............................  $ 11.52      $ 11.91    $ 11.79    $ 11.13    $ 11.26    $ 10.54
                                                                =======      =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .............................  $38,204      $42,210    $50,325    $62,440    $72,875   $106,449
   Ratio of expenses to average net assets (2)(3) ............     0.75%+       0.75%      0.76%      0.80%      0.80%      0.80%
   Ratio of expenses to average net assets after fees paid
     indirectly (2) ..........................................      N/A          N/A        N/A       0.80       0.80       0.81
   Ratio of net investment income to average net assets ......     3.77+        3.92       4.22       4.28       4.67       4.14
PORTFOLIO TURNOVER RATE ......................................        5%          42%        12%        15%        46%       112%
TOTAL RETURN (4) .............................................    (1.43)%++     5.07%     10.41%      3.39%     12.10%     (3.86)%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ...........................  $  0.19*     $  0.42*   $  0.44*   $  0.43    $  0.46    $  0.42
   Ratio of expenses to average net assets ...................     1.22%+       1.10%      1.18%      1.52%      1.32%      1.20%
   Ratio of net investment income to average net assets ......     3.30+        3.57       3.80       3.56       4.15       3.74

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                               CLASS B SHARES
                                                                            ---------------------------------------------------
                                                                            2004(1)           2003          2002        2001(5)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 11.93         $ 11.80       $ 11.14       $ 11.46
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ................................................      0.18*           0.37*         0.40*         0.07*
   Net realized and unrealized gain (loss) ..............................     (0.39)           0.13          0.65         (0.31)
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................     (0.21)           0.50          1.05         (0.24)
                                                                            -------         -------       -------       -------
LESS DISTRIBUTIONS FROM:
   Net investment income ................................................     (0.18)          (0.37)        (0.39)        (0.08)
                                                                            -------         -------       -------       -------
Total Distributions .....................................................     (0.18)          (0.37)        (0.39)        (0.08)
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 11.54         $ 11.93       $ 11.80       $ 11.14
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $ 3,395         $ 4,330       $ 4,839       $ 4,599
   Ratio of expenses to average net assets (2)(6) .......................      1.50%+          1.50%         1.49%         1.53%+
   Ratio of expenses to average net assets after fees paid indirectly (2)       N/A             N/A           N/A          1.53+
   Ratio of net investment income to average net assets .................      3.02+           3.16          3.43          3.55+
PORTFOLIO TURNOVER RATE .................................................         5%             42%           12%           15%
TOTAL RETURN (4) ........................................................     (1.80)%++        4.35%         9.59%        (2.09)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

  Net investment income per share .......................................   $  0.15*        $  0.33*      $  0.35*      $  0.06*
  Ratio of expenses to average net assets ...............................      1.96%+          1.85%         1.91%         2.22%+
  Ratio of net investment income to average net assets ..................      2.57+           2.81          3.02          2.86+

----------
(1)   For the six months ended June 30, 2004 (unaudited).
(2) The expense ratios for 2001, 2000 and 1999 reflect the effects of expense offset arrangements with its service providers.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.75% for Class A shares. Prior to January 30, 2002, the expense limitation was 0.80%.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)   For the period October 12, 2001 (inception date) to December 31, 2001.
(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.50% for Class B shares.
*     Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                             CLASS C SHARES (1)
                                                                            ---------------------------------------------------
                                                                            2004(2)           2003          2002        2001(3)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 11.92         $ 11.80       $ 11.13       $ 11.42
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ................................................      0.19*           0.40*         0.43*         0.05*
   Net realized and unrealized gain (loss) ..............................     (0.39)           0.12          0.66         (0.28)
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................     (0.20)           0.52          1.09         (0.23)
                                                                            -------         -------       -------       -------
LESS DISTRIBUTIONS FROM:
   Net investment income ................................................     (0.19)          (0.40)        (0.42)        (0.06)
                                                                            -------         -------       -------       -------
Total Distributions .....................................................     (0.19)          (0.40)        (0.42)        (0.06)
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 11.53         $ 11.92       $ 11.80       $ 11.13
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $ 1,544         $ 1,923       $ 1,763       $ 1,314
   Ratio of expenses to average net assets (4)(5) .......................      1.25%+          1.25%         1.25%         1.25%+
   Ratio of expenses to average net assets after fees paid indirectly (4)       N/A             N/A           N/A          1.25+
   Ratio of net investment income to average net assets .................      3.27%+          3.41          3.69          3.73+
PORTFOLIO TURNOVER RATE .................................................         5%             42%           12%           15%
TOTAL RETURN (6) ........................................................     (1.68)%++        4.53%         9.96%        (2.10)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ......................................   $  0.16*        $  0.36*      $  0.38*      $  0.04*
   Ratio of expenses to average net assets ..............................      1.72%+          1.60%         1.67%         1.94%+
   Ratio of net investment income to average net assets .................      2.80+           3.06          3.27          3.04+

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                              CLASS O SHARES
                                                                            ---------------------------------------------------
                                                                            2004(2)           2003          2002        2001(3)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 11.93         $ 11.79       $ 11.13       $ 11.42
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ................................................      0.24*           0.49*         0.50*         0.06*
   Net realized and unrealized gain (loss) ..............................     (0.39)           0.14          0.67         (0.29)
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................     (0.15)           0.63          1.17         (0.23)
                                                                            -------         -------       -------       -------
LESS DISTRIBUTIONS FROM:
   Net investment income ................................................     (0.24)          (0.49)        (0.51)        (0.06)
                                                                            -------         -------       -------       -------
Total Distributions .....................................................     (0.24)          (0.49)        (0.51)        (0.06)
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 11.54         $ 11.93       $ 11.79       $ 11.13
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $   153         $   157       $   216       $   362
   Ratio of expenses to average net assets (4)(7) .......................      0.50%+          0.50%         0.50%         0.50%+
   Ratio of expenses to average net assets after fees paid indirectly (4)       N/A             N/A           N/A          0.50+
   Ratio of net investment income to average net assets .................      4.02+           4.18          4.39          4.48+
PORTFOLIO TURNOVER RATE .................................................         5%             42%           12%           15%
TOTAL RETURN (6) ........................................................     (1.30)%++        5.48%        10.69%        (2.01)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ......................................   $  0.21*        $  0.45*      $  0.46*      $  0.05*
   Ratio of expenses to average net assets ..............................      0.97%+          0.85%         0.91%         1.19%+
   Ratio of net investment income to average net assets .................      3.55+           3.83          3.98          3.79+

----------
(1)   On April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)   For the six months ended June 30, 2004 (unaudited).
(3)   For the period November 19, 2001 (inception date) to December 31, 2001.
(4) The expense ratios for 2001 reflect the effects of expense offset arrangements with its service providers.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25% for Class C shares.
(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.50% for Class O shares.
*     Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                          CLASS A SHARES
                                                                ----------------------------------------------------------------
                                                                2004(1)        2003       2002       2001       2000       1999
                                                                ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................  $ 10.70      $ 10.63    $ 10.17    $ 10.31    $  9.43    $ 10.08
                                                                -------      -------    -------    -------    -------    -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .....................................     0.20*        0.39*      0.39*      0.43       0.44       0.40
   Net realized and unrealized gain (loss) ...................    (0.34)        0.07       0.46      (0.14)      0.88      (0.65)
                                                                -------      -------    -------    -------    -------    -------
Total Income (Loss) From Operations ..........................    (0.14)        0.46       0.85       0.29       1.32      (0.25)
                                                                -------      -------    -------    -------    -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................    (0.20)       (0.39)     (0.39)     (0.43)     (0.44)     (0.40)
                                                                -------      -------    -------    -------    -------    -------
Total Distributions ..........................................    (0.20)       (0.39)     (0.39)     (0.43)     (0.44)     (0.40)
                                                                -------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD ...............................  $ 10.36      $ 10.70    $ 10.63    $ 10.17    $ 10.31    $  9.43
                                                                =======      =======    =======    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .............................  $11,092      $13,009    $15,280    $16,332    $20,748    $34,396
   Ratio of expenses to average net assets (2)(3) ............     0.80%+       0.80%      0.80%      0.80%      0.80%      0.70%
   Ratio of expenses to average net assets after fees paid
     indirectly (2) ..........................................      N/A          N/A        N/A       0.81       0.81       0.70
   Ratio of net investment income to average net assets ......     3.83+        3.64       3.71       4.04       4.52       4.06
PORTFOLIO TURNOVER RATE ......................................        4%           0%         9%         8%        58%       116%
TOTAL RETURN (4) .............................................    (1.31)%++     4.40%      8.47%      2.83%     14.33%     (2.54)%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ...........................  $  0.17*     $  0.32*   $  0.26*   $  0.24    $  0.34    $  0.33
   Ratio of expenses to average net assets ...................     1.37%+       1.40%      2.05%      2.43%      1.82%      1.41%
   Ratio of net investment income to average net assets ......     3.26+        3.04       2.46       2.41       3.52       3.35

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                              CLASS B SHARES
                                                                            ---------------------------------------------------
                                                                            2004(1)           2003          2002        2001(5)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 10.71         $ 10.63       $ 10.18       $ 10.51
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ................................................      0.16*           0.31*         0.30*         0.07*
   Net realized and unrealized gain (loss) ..............................     (0.34)           0.08          0.46         (0.32)
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................     (0.18)           0.39          0.76         (0.25)
                                                                            -------         -------       -------       -------
LESS DISTRIBUTIONS FROM:
   Net investment income ................................................     (0.16)          (0.31)        (0.31)        (0.08)
                                                                            -------         -------       -------       -------
Total Distributions .....................................................     (0.16)          (0.31)        (0.31)        (0.08)
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 10.37         $ 10.71       $ 10.63       $ 10.18
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $   120         $   178       $   247       $    52
   Ratio of expenses to average net assets (2)(6) .......................      1.55%+          1.55%         1.53%         1.56%+
   Ratio of expenses to average net assets after fees paid indirectly (2)       N/A             N/A           N/A          1.57%+
   Ratio of net investment income to average net assets .................      3.08+           2.86          2.88          3.23+
PORTFOLIO TURNOVER RATE .................................................         4%              0%            9%            8%
TOTAL RETURN (4) ........................................................     (1.67)%++        3.70%         7.66%        (2.39)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ......................................   $  0.14*        $  0.25*      $  0.17*      $  0.03*
   Ratio of expenses to average net assets ..............................      2.07%+          2.11%         2.76%         3.19%+
   Ratio of net investment income to average net assets .................      2.56+           2.31          1.66          1.60+

----------
(1)   For the six months ended June 30, 2004 (unaudited).
(2) The expense ratios for 2001, 2000 and 1999 reflect the effects of expense offset arrangements with its service providers.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80% for Class A shares.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)   For the period October 5, 2001 (inception date) to December 31, 2001.
(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55% for Class B shares.
*     Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                                CLASS C SHARES (1)
                                                                                         ---------------------------------
                                                                                         2004(2)        2003       2002(3)
                                                                                         ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................         $10.70        $10.63      $10.76
                                                                                         ------        ------      ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .......................................................           0.18*         0.33*       0.10*
   Net realized and unrealized gain (loss) .....................................          (0.34)         0.07       (0.13)
                                                                                         ------        ------      ------
Total Income (Loss) From Operations ............................................          (0.16)         0.40       (0.03)
                                                                                         ------        ------      ------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................................          (0.18)        (0.33)      (0.10)
                                                                                         ------        ------      ------
Total Distributions ............................................................          (0.18)        (0.33)      (0.10)
                                                                                         ------        ------      ------
NET ASSET VALUE, END OF PERIOD .................................................         $10.36        $10.70      $10.63
                                                                                         ======        ======      ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ...............................................         $   26        $   27      $   26
   Ratio of expenses to average net assets (4) .................................           1.30%+        1.30%       1.30%+
   Ratio of net investment income to average net assets ........................           3.33+         3.14        3.07+
PORTFOLIO TURNOVER RATE ........................................................              4%            0%          9%
TOTAL RETURN (5) ...............................................................          (1.55)%++      3.87%      (0.28)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share .............................................         $ 0.14*       $ 0.27*     $ 0.06*
   Ratio of expenses to average net assets .....................................           1.88%+        1.89%       2.51%+
   Ratio of net investment income to average net assets ........................           2.75+         2.55        1.86+

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                                CLASS O SHARES
                                                                                         ---------------------------------
                                                                                         2004(2)        2003       2002(6)
                                                                                         ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................         $10.71        $10.63      $10.81
                                                                                         ------        ------      ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .......................................................           0.22*         0.42*       0.09*
   Net realized and unrealized gain (loss) .....................................          (0.34)         0.08       (0.18)
                                                                                         ------        ------      ------
Total Income (Loss) From Operations ............................................          (0.12)         0.50       (0.09)
                                                                                         ------        ------      ------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................................          (0.22)        (0.42)      (0.09)
                                                                                         ------        ------      ------
Total Distributions ............................................................          (0.22)        (0.42)      (0.09)
                                                                                         ------        ------      ------
NET ASSET VALUE, END OF PERIOD .................................................         $10.37        $10.71      $10.63
                                                                                         ======        ======      ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ...............................................         $    2        $    2      $    2
   Ratio of expenses to average net assets (7) .................................           0.44%+        0.45%       0.47%+
   Ratio of net investment income to average net assets ........................           4.13+         3.94        3.94+
PORTFOLIO TURNOVER RATE ........................................................              4%            0%          9%
TOTAL RETURN (5) ...............................................................          (1.15)%++      4.76%      (0.79)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share .............................................         $ 0.19*       $ 0.35*     $ 0.06*
   Ratio of expenses to average net assets .....................................           1.03%+        1.06%       1.70%+
   Ratio of net investment income to average net assets ........................           3.54+         3.33        2.72+

----------
(1)   On April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)   For the six months ended June 30, 2004 (unaudited).
(3)   For the period September 9, 2002 (inception date) to December 31, 2002.
(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30% for Class C shares.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)   For the period October 8, 2002 (inception date) to December 31, 2002.
(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.55% for Class O shares.
*     Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                          CLASS A SHARES
                                                                ----------------------------------------------------------------
                                                                2004(1)        2003       2002       2001       2000       1999
                                                                ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................  $  11.99     $  11.91   $  11.26   $  11.44   $  10.79   $  11.69
                                                                --------     --------   --------   --------   --------   --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .....................................      0.22*        0.47*      0.49*      0.54       0.60       0.51
   Net realized and unrealized gain (loss) ...................     (0.40)        0.08       0.65      (0.16)      0.61      (0.94)
                                                                --------     --------   --------   --------   --------   --------
Total Income (Loss) From Operations ..........................     (0.18)        0.55       1.14       0.38       1.21      (0.43)
                                                                --------     --------   --------   --------   --------   --------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................................     (0.22)       (0.47)     (0.49)     (0.56)     (0.56)     (0.47)
                                                                --------     --------   --------   --------   --------   --------
Total Distributions ..........................................     (0.22)       (0.47)     (0.49)     (0.56)     (0.56)     (0.47)
                                                                --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ...............................  $  11.59     $  11.99   $  11.91   $  11.26   $  11.44   $  10.79
                                                                ========     ========   ========   ========   ========   ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) .............................  $105,800     $116,982   $127,482   $140,416   $172,420   $224,144
   Ratio of expenses to average net assets (2) ...............      0.80%+       0.80%      0.80%      0.80%      0.80%      0.80%
   Ratio of net investment income to average net assets ......      3.80+        3.95       4.19       4.53       4.81       4.40
PORTFOLIO TURNOVER RATE ......................................        15%          12%        13%        16%        15%        30%
TOTAL RETURN (3) .............................................     (1.48)%++     4.77%     10.25%      3.32%     11.54%     (3.73)%

Note: If Agents of the Fund, had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ...........................  $   0.22*    $   0.45*  $   0.46*  $   0.51   $   0.55   $   0.47
   Ratio of expenses to average net assets ...................      0.94%+       0.96%      1.00%      1.21%      1.16%      1.13%
   Ratio of net investment income to average net assets ......      3.66+        3.79       3.99       4.12       4.45       4.07

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                               CLASS B SHARES
                                                                            ---------------------------------------------------
                                                                            2004(1)           2003          2002        2001(4)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 11.99         $ 11.91       $ 11.26       $ 11.53
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ................................................      0.18*           0.38*         0.32*         0.04*
   Net realized and unrealized gain (loss) ..............................     (0.40)           0.08          0.73         (0.26)
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................     (0.22)           0.46          1.05         (0.22)
                                                                            -------         -------       -------       -------
LESS DISTRIBUTIONS FROM:
   Net investment income ................................................     (0.18)          (0.38)        (0.40)        (0.05)
                                                                            -------         -------       -------       -------
Total Distributions .....................................................     (0.18)          (0.38)        (0.40)        (0.05)
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 11.59         $ 11.99       $ 11.91       $ 11.26
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $   298         $   363       $   218       $    14
   Ratio of expenses to average net assets (5) ..........................      1.55%+          1.55%         1.55%         1.55%+
   Ratio of net investment income to average net assets .................      3.04+           3.18          3.32          3.50+
PORTFOLIO TURNOVER RATE .................................................        15%             12%           13%           16%
TOTAL RETURN (3) ........................................................     (1.85)%++        3.94%         9.43%        (1.88)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ......................................   $  0.17*        $  0.36*      $  0.31*      $  0.04*
   Ratio of expenses to average net assets ..............................      1.69%+          1.71%         1.74%         1.96%+
   Ratio of net investment income to average net assets .................      2.90+           3.01          3.13          3.09+

---------------
(1)   For the six months ended June 30, 2004 (unaudited).
(2) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80% for Class A shares.
(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4)   For the period November 19, 2001 (inception date) to December 31, 2001.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55% for Class B shares.
*     Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                                CLASS C SHARES (1)
                                                                                         ---------------------------------
                                                                                         2004(2)        2003       2002(3)
                                                                                         ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................         $12.00        $11.92      $11.72
                                                                                         ------        ------      ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .......................................................           0.20*         0.41*       0.18*
   Net realized and unrealized gain (loss) .....................................          (0.41)         0.08        0.21
                                                                                         ------        ------      ------
Total Income (Loss) From Operations ............................................          (0.21)         0.49        0.39
                                                                                         ------        ------      ------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................................          (0.19)        (0.41)      (0.19)
                                                                                         ------        ------      ------
Total Distributions ............................................................          (0.19)        (0.41)      (0.19)
                                                                                         ------        ------      ------
NET ASSET VALUE, END OF PERIOD .................................................         $11.60        $12.00      $11.92
                                                                                         ======        ======      ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ...............................................         $  562        $  636      $   37
   Ratio of expenses to average net assets (4) .................................           1.30%+        1.30%       1.30%+
   Ratio of net investment income to average net assets ........................           3.30+         3.38        3.63+
PORTFOLIO TURNOVER RATE ........................................................             15%           12%         13%
TOTAL RETURN (5) ...............................................................          (1.73)%++      4.18%       3.30%++

Note: If Agents of the Fund, had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

   Net investment income per share .............................................         $ 0.19*       $ 0.40*     $ 0.17*
   Ratio of expenses to average net assets .....................................           1.44%+        1.47%       1.50%+
   Ratio of net investment income to average net assets ........................           3.16+         3.20        3.45+

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND
--------------------------------------------------------------------------------

                                                                                              CLASS O SHARES
                                                                            ---------------------------------------------------
                                                                             2004(2)          2003          2002        2001(6)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 11.98         $ 11.90       $ 11.25       $ 11.59
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ................................................      0.24*           0.50*         0.52*         0.09*
   Net realized and unrealized gain (loss) ..............................     (0.40)           0.08          0.64         (0.33)
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................     (0.16)           0.58          1.16         (0.24)
                                                                            -------         -------       -------       -------
LESS DISTRIBUTIONS FROM:
   Net investment income ................................................     (0.24)          (0.50)        (0.51)        (0.10)
                                                                            -------         -------       -------       -------
Total Distributions .....................................................     (0.24)          (0.50)        (0.51)        (0.10)
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 11.58         $ 11.98       $ 11.90       $ 11.25
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $    90         $    93       $    92       $     1
   Ratio of expenses to average net assets (7) ..........................      0.55%+          0.55%         0.56%         0.53%+
   Ratio of net investment income to average net assets .................      4.05+           4.20          4.40          4.76+
PORTFOLIO TURNOVER RATE .................................................        15%             12%           13%           16%
TOTAL RETURN (5) ........................................................     (1.36)%++        4.99%        10.54%        (2.04)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ......................................   $  0.23*        $  0.48*      $  0.50*      $  0.09*
   Ratio of expenses to average net assets ..............................      0.69%+          0.71%         0.75%         0.94%+
   Ratio of net investment income to average net assets .................      3.91+           4.03          4.21          4.35+

---------------
(1)   On April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)   For the six months ended June 30, 2004 (unaudited).
(3)   For the period July 19, 2002 (inception date) to December 31, 2002.
(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30% for Class C shares.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)   For the period October 29, 2001 (inception date) to December 31, 2001.
(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.55% for Class O shares.
*     Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------

                                                                                              CLASS A SHARES
                                                                            ---------------------------------------------------
                                                                            2004(1)           2003          2002        2001(2)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 16.89         $ 13.18       $ 16.47       $ 13.71
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss ..................................................     (0.06)*         (0.08)*       (0.06)*       (0.01)*
   Net realized and unrealized gain (loss) ..............................      1.39            3.79         (3.23)         2.77
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................      1.33            3.71         (3.29)         2.76
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 18.22         $ 16.89       $ 13.18       $ 16.47
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $   394         $   270       $   116       $    47
   Ratio of expenses to average net assets (3) ..........................      1.50%+          1.50%         1.42%         1.36%+
   Ratio of net investment loss to average net assets ...................     (0.72)+         (0.56)        (0.44)        (0.69)+
PORTFOLIO TURNOVER RATE .................................................        29%             78%           71%           26%
TOTAL RETURN (4) ........................................................      7.87%++        28.15%       (19.98)%        3.65%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share ........................................   $ (0.07)*       $ (0.10)*     $ (0.13)*     $ (0.04)*
   Ratio of expenses to average net assets ..............................      1.56%+          1.60%         1.91%         1.93%+
   Ratio of net investment loss to average net assets ...................     (0.78)+         (0.66)        (0.93)        (1.26)+

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------

                                                                                              CLASS B SHARES
                                                                            ---------------------------------------------------
                                                                            2004(1)           2003          2002        2001(5)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 16.66         $ 13.10       $ 16.47       $ 16.31
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss ..................................................     (0.12)*         (0.19)*       (0.16)*       (0.01)*
   Net realized and unrealized gain (loss) ..............................      1.37            3.75         (3.21)         0.17
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................      1.25            3.56         (3.37)         0.16
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 17.91         $ 16.66       $ 13.10       $ 16.47
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $   195         $   152       $   108       $    12
   Ratio of expenses to average net assets (6) ..........................      2.25%+          2.25%         1.95%         2.15%+
   Ratio of net investment loss to average net assets ...................     (1.48)+         (1.31)        (0.99)        (1.50)+
PORTFOLIO TURNOVER RATE .................................................        29%             78%           71%           26%
TOTAL RETURN (4) ........................................................      7.50%++        27.18%       (20.46)%        0.98%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share ........................................   $ (0.13)*       $ (0.20)*     $ (0.23)*     $ (0.01)*
   Ratio of expenses to average net assets ..............................      2.38%+          2.33%         2.42%         2.73%+
   Ratio of net investment loss to average net assets ...................     (1.61)+         (1.39)        (1.46)        (2.09)+

---------------
(1)   For the six months ended June 30, 2004 (unaudited).
(2)   For the period November 30, 2001 (inception date) to December 31, 2001.
(3) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.50% for Class A shares.
(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)   For the period December 18, 2001 (inception date) to December 31, 2001.
(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25% for Class B shares.
*     Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

Financial Highlights
(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------

                                                                                                CLASS C SHARES (1)
                                                                                         ---------------------------------
                                                                                         2004(2)        2003       2002(3)
                                                                                         ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................         $16.72        $13.15      $16.43
                                                                                         ------        ------      ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss .........................................................          (0.12)*       (0.19)*     (0.04)*
   Net realized and unrealized gain (loss) .....................................           1.38          3.76       (3.24)
                                                                                         ------        ------      ------
Total Income (Loss) From Operations ............................................           1.26          3.57       (3.28)
                                                                                         ------        ------      ------
NET ASSET VALUE, END OF PERIOD .................................................         $17.98        $16.72      $13.15
                                                                                         ======        ======      ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ...............................................         $  175        $  109      $   26
   Ratio of expenses to average net assets (4) .................................           2.25%+        2.25%       1.68%+
   Ratio of net investment loss to average net assets ..........................          (1.48)+       (1.31)      (0.51)+
PORTFOLIO TURNOVER RATE ........................................................             29%           78%         71%
TOTAL RETURN (5) ...............................................................           7.54%++      27.15%     (19.96)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share ...............................................         $(0.13)*      $(0.21)*    $(0.09)*
   Ratio of expenses to average net assets .....................................           2.38%+        2.35%       2.27%+
   Ratio of net investment loss to average net assets ..........................          (1.61)+       (1.41)      (1.09)+

SALOMON BROTHERS MID CAP FUND
--------------------------------------------------------------------------------

                                                                                              CLASS O SHARES
                                                                            ---------------------------------------------------
                                                                            2004(2)           2003          2002        2001(6)
                                                                            ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................   $ 17.02         $ 13.23       $ 16.48       $ 15.07
                                                                            -------         -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss ..................................................     (0.03)*         (0.02)*       (0.02)*       (0.01)*
   Net realized and unrealized gain (loss) ..............................      1.41            3.81         (3.23)         1.42
                                                                            -------         -------       -------       -------
Total Income (Loss) From Operations .....................................      1.38            3.79         (3.25)         1.41
                                                                            -------         -------       -------       -------
NET ASSET VALUE, END OF PERIOD ..........................................   $ 18.40         $ 17.02       $ 13.23       $ 16.48
                                                                            =======         =======       =======       =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000s) ........................................   $20,533         $20,350       $16,612       $22,935
   Ratio of expenses to average net assets (7) ..........................      1.08%+          1.08%         1.07%         1.08%+
   Ratio of net investment loss to average net assets ...................     (0.31)+         (0.13)        (0.13)        (0.17)+
PORTFOLIO TURNOVER RATE .................................................        29%             78%           71%           26%
TOTAL RETURN (5) ........................................................      8.11%++        28.65%       (19.72)%       (6.48)%++

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share ........................................   $ (0.05)*       $ (0.06)*     $ (0.09)*     $ (0.10)*
   Ratio of expenses to average net assets ..............................      1.29%+          1.33%         1.54%         2.97%+
   Ratio of net investment loss to average net assets ...................     (0.52)+         (0.38)        (0.60)        (2.05)+

----------
(1)   On April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)   For the six months ended June 30, 2004 (unaudited).
(3)   For the period May 7, 2002 (inception date) to December 31, 2002.
(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25% for Class C shares.
(5) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(6)   For the period September 10, 2001 (inception date) to December 31, 2001.
(7) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.08% for Class O shares.
*     Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------
Salomon Funds Trust
--------------------------------------------------------------------------------

TRUSTEES                                INVESTMENT MANAGER

ELLIOTT J. BERV                         Salomon Brothers Asset Management Inc
MARK T. FINN                            399 Park Avenue
R. JAY GERKEN, CFA                      New York, NY 10022
STEPHEN RANDOLPH GROSS
DIANA R. HARRINGTON
SUSAN B. KERLEY

OFFICERS                                DISTRIBUTOR

R. JAY GERKEN, CFA                      Citigroup Global Markets Inc.
      CHAIRMAN, PRESIDENT AND
      CHIEF EXECUTIVE OFFICER           TRANSFER AGENT
ANDREW B. SHOUP
      SENIOR VICE PRESIDENT AND         PFPC Inc.
      CHIEF ADMINISTRATIVE OFFICER      P.O. Box 9764
FRANCES M. GUGGINO                      Providence, RI 02940-9764
      CHIEF FINANCIAL OFFICER
      AND TREASURER                     CUSTODIAN
ANDREW BEAGLEY
      VICE PRESIDENT, CHIEF             State Street Bank and Trust Company
      ANTI-MONEY LAUNDERING             225 Franklin Street
      COMPLIANCE OFFICER AND            Boston, MA 02110
      CHIEF COMPLIANCE OFFICER*
JOSEPH T. VOLPE                         LEGAL COUNSEL
      CONTROLLER
ROBERT I. FRENKEL                       Bingham McCutchen LLP
      SECRETARY AND                     150 Federal Street
      CHIEF LEGAL OFFICER               Boston, MA 02110

----------
*AS OF JULY 29, 2004.

Salomon Funds Trust

Salomon Brothers National Tax Free Bond Fund
Salomon Brothers California Tax Free Bond Fund
Salomon Brothers New York Tax Free Bond Fund
Salomon Brothers Mid Cap Fund

The Funds are separate investment funds of the Salomon Funds Trust, a Massachusetts business trust.

This report is submitted for the general information of the shareholders of Salomon Funds Trust, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

THIS DOCUMENT MUST BE PRECEDED OR ACCOMPANIED BY A FREE PROSPECTUS. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the fund (toll-free) at 1-800-446-1013 and by visiting the SEC's website at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT
399 Park Avenue
New York, New York 10022                                            ========
1-800-SALOMON                                                       SALOMON
www.sbam.com                                                        --------
                                                                    BROTHERS
(C)Citigroup Global Markets Inc.                                    ========
Member NASD, SIPC                                               ASSET MANAGEMENT

SBTAXANN 6/04 04-7066

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.



ITEM 11. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

                  Exhibit 99.CERT             Certifications pursuant to
                                              section 302 of the Sarbanes-Oxley
                                              Act of 2002

                  Exhibit 99.906CERT          Certifications pursuant to
                                              Section 906 of the Sarbanes-Oxley
                                              Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Funds Trust


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Salomon Funds Trust

Date: September 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Salomon Funds Trust

Date: September 9, 2004

By:  /s/ Frances M. Guggino
     Frances M. Guggino
     Chief Financial Officer of
     Salomon Funds Trust

Date: September 9, 2004